            As Filed with the Securities and Exchange Commission on May 2, 2000.
                                            File Nos. 333-16949 and 811-8696

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                     [_]

                         PRE-EFFECTIVE AMENDMENT NO.                 [_]

                                                                     [X]
                      POST-EFFECTIVE AMENDMENT NO. 3

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                     [X]
                              AMENDMENT NO. 10
                       (CHECK APPROPRIATE BOX OR BOXES.)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      JOHN HANCOCK PLACE, BOSTON, MA 02117
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 572-5060

                           RONALD J. BOCAGE ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

  It is proposed that this filing become effective (check appropriate box)

    [X] immediately upon filing pursuant to paragraph (b) of Rule 485
    [_] on May 1, 2000 pursuant to paragraph (b) of Rule 485
    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [_] on (date) pursuant to paragraph (a)(1) of Rule 485

  If appropriate check the following box

    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

 Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1998 pursuant to Rule 24f-2 on March 23, 1999.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENT OF ADDITIONAL INFORMATION


                              __________________


This statement of additional information ("SAI"), dated May 1, 2000 is not a prospectus. It is intended that this SAI be read in conjunction with the prospectus of John Hancock Variable Annuity Account I (the "Account") dated May 1, 2000, for the contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 9116, Boston, Massachusetts 02205-8654, telephone number 1-888-742-6262.

                               TABLE OF CONTENTS


                               _________________



                                                                 PAGE OF SAI
                                                                 -----------
Variations in Charges........................................         2
Distribution.................................................         2
Calculation of Performance Data..............................         2
Other Performance Information................................         4
Calculation of Annuity Payments..............................         5
Additional Information About Determining Unit Values.........         7
Purchases and Redemptions of Fund Shares.....................         8
The Account..................................................         8
Delay of Certain Payments....................................         8
Liability for Telephone Transfers............................         8
Voting Privileges............................................         9
Financial Statements.........................................        10

ACCT I (MKTPL) 5/00

                             VARIATIONS IN CHARGES


  In the future, we may allow a reduction in or the elimination of the charge for mortality and expense risks, the administrative services charge, or the annual contract fee. The affected contracts would involve sales to groups or classes of individuals in a manner resulting in a reduction in the expenses associated with the sale of such contracts and the benefits offered, or the costs associated with administering or maintaining the contracts.

  The entitlement to such a reduction in or elimination of charges and fees will be determined by JHVLICO based upon factors such as the following: (1) the size of the initial premium payment, (2) the size of the group or class, (3) the total amount of premium payments expected to be received from the group or class and the manner in which premium payments are remitted, (4) the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality risks associated with that group or class, or (5) the purpose for which the contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced.

  We will make any reduction in charges or fees according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

                                 DISTRIBUTION

  The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services were as follows:

             YEAR                                     AMOUNT PAID TO SIGNATOR
             ----                                     -----------------------
             1999                                     $45,557,806
             1998                                     $32,817,115
             1997                                     $25,035,420

                        CALCULATION OF PERFORMANCE DATA

  The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

  The Account will calculate the average annual total return for each variable investment option (other than the Money Market option), according to the following formula prescribed by the SEC:

                             P x ( 1 + T ) n = ERV

where          P = a hypothetical initial premium payment of $1,000

               T = average annual total return
               n =  number of years
               ERV = ending redeemable value of a hypothetical
               $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

  Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment made into the variable investment option at the beginning of the period and full redemption at the end of the period. It reflects adjustments for all Trust and contract level charges except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

  On the basis, the following table shows the average total return for each variable investment option for the periods ended December 31, 1999:

                       AVERAGE ANNUALIZED TOTAL RETURNS
                       --------------------------------
VARIABLE INVESTMENT     YEAR TO DATE    1 YEAR    5 YEAR   10 YEAR      DATE OF
-------------------                      /**/                          INCEPTION
OPTION/*/                                                                /***/
------
Managed..............           8.0%        8.0%      N/A      N/A       1/26/95
Growth & Income......          15.0%       15.0%      N/A      N/A       1/26/95
Equity Index.........          19.8%       19.8%      N/A      N/A       4/30/96
Large Cap Value......           2.2%        2.2%      N/A      N/A       4/30/96
Large Cap Growth.....          22.8%       22.8%      N/A      N/A       1/26/95
Mid Cap Value........           4.4%        4.4%      N/A      N/A       4/30/96
Mid Cap Growth.......         116.1%      116.1%      N/A      N/A       4/30/96
Real Estate Equity...          -2.7%       -2.7%      N/A      N/A       1/26/95
Small/Mid Cap Growth.           4.7%        4.7%      N/A      N/A       1/26/95
Small/Mid Cap CORE...          20.1%         N/A      N/A      N/A      11/30/98
Small Cap Value......          -4.4%       -4.4%      N/A      N/A       4/30/96
Small Cap Growth.....          68.7%       68.7%      N/A      N/A       4/30/96
Global Equity ........         23.7%         N/A      N/A      N/A      11/30/98
Global Balanced......           4.0%        4.0%      N/A      N/A       4/30/96
International Equity
Index................          29.5%       29.5%      N/A      N/A       1/26/95
International
Opportunities........          32.6%       32.6%      N/A      N/A       4/30/96
Emerging Markets
Equity...............          80.7%         N/A      N/A      N/A      11/30/98
Short-Term Bond......           2.5%        2.5%      N/A      N/A       1/26/95
Bond Index...........          -2.9%         N/A      N/A      N/A      11/30/98
Active Bond..........          -2.0%       -2.0%      N/A      N/A       1/26/95
Global Bond..........          -3.2%       -3.2%      N/A      N/A       4/30/96
High Yield Bond......           4.7%         N/A      N/A      N/A      11/30/98
Money Market.........           4.0%        4.0%      N/A      N/A       1/26/95

* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

**   or since inception of the applicable Fund or its predecessor.

***  of the Fund or its predecessor.


  For the 7-day period ending December 31, 1999, the Money Market option's current yield was 4.74% and its effective yield was 4.88%.

  The Account will calculate current yield for each variable investment option (other than the Money Market option) according to the following formula prescribed by the SEC:
LOGO


where: a = net investment income earned during the period by the Fund whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period d = the offering price per accumulation unit on the last day of the period

  According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30-day periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

  The Separate Account may calculate current yield and effective yield figures for the Money Market option. The current yield of the Money Market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical owner account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the Money Market Fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying Money Market Fund shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

  The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

    Effective yield    = (Base period return + 1)/(365/7) / - 1


            OTHER PERFORMANCE INFORMATION


  You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

  We vote any shares held by the Account that are not attributable to contracts or for which instructions from owners are not received, in proportion to the instructions we have received from participants in the Account.

                        CALCULATION OF ANNUITY PAYMENTS


CALCULATION OF ANNUITY UNITS

  We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

  The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

  To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

  For each variable investment option, we THEN divide:

 the resulting value (minus any
      premium tax charge)

              by

            $1,000

and multiply the result by
---------------------------------
the applicable annuity purchase rate
set forth in the contract and
reflecting

(1) the age and, possibly, sex of the payee and

(2) the assumed investment rate (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

the amount of the initial monthly variable annuity payment from that variable annuity option

              BY

the annuity unit value of that variable investment option
as of 10 calendar days prior to the date the initial
payment is due
----------------------------------------------------------

  For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.
LOGO

  If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

  The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

  We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

  The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

  The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

             ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES


  The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

  For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

(2) for each calendar day in the period, a deduction of 0.002740% of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES


  We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

  Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $109.60 assuming a one day period. The $109.60 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00002740. By substituting in the first formula above, the net investment rate is equal to $3890.40 ($2000 + $3000 - $1000 - $109.60) divided by $4,000,000 or 0.0009726.

  Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009726)] or $11.260942. The value of an annuity unit at the end of the period would be

[$1.0850000 x (1. + .0009726) x .99990575] or $1.085953.  The final figure,
 .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                   PURCHASES AND REDEMPTIONS OF FUND SHARES

  JHVLICO purchases and redeems Fund shares for the Account at their net asset value without any sales or redemption charges. Each available Fund issues its own separate series of Fund shares. Each such series represents an interest in one of the Funds of the Trust, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Fund at their net asset value as of the dates paid.

  On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.

                                  THE ACCOUNT

  In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                           DELAY OF CERTAIN PAYMENTS

  Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

  We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

  We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                       LIABILITY FOR TELEPHONE TRANSFERS

  If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

 .    requiring personal identification,

 .    tape recording calls, and

 .    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                               VOTING PRIVILEGES

  Here's the formula we use to determine the number of Fund shares as to which you may give instructions:

the total value of your accumulation
units value in a variable investment
option

      divided by

the net asset value of 1 share of the
corresponding Fund
--------------------------------------

     At a shareholders' meeting, you may give instructions regarding:

 .    the election of the Board of Trustees,

 .    the ratification of the selection of independent auditors,

 .    the approval of the Trust's investment management agreements,

 .    and other matters requiring a vote under the 1940 Act.

  The annuitant or other payee will also be entitled to give voting instructions with respect to the Fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Fund by the net asset value of one share of that Fund.

  We will furnish you information and forms so that you may give voting instructions.

  We may own Fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Fund's shares (including owners who participate in separate accounts other than the Account).

  We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                           ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                               December 31,
                                                          ---------------------
                                                             1999       1998
                                                          ----------  ---------
                                                              (In millions)
Assets
Bonds--Note 6 . . . . . . . . . . . . . . . . . . . .     $ 1,216.3    $1,185.8
Preferred stocks  . . . . . . . . . . . . . . . . . .          35.9        36.5
Common stocks . . . . . . . . . . . . . . . . . . . .           3.2         3.1
Investment in affiliates  . . . . . . . . . . . . . .          80.7        81.7
Mortgage loans on real estate--Note 6 . . . . . . . .         433.1       388.1
Real estate . . . . . . . . . . . . . . . . . . . . .          25.0        41.0
Policy loans  . . . . . . . . . . . . . . . . . . . .         172.1       137.7
Cash items:
   Cash in banks  . . . . . . . . . . . . . . . . . .          27.2        11.4
   Temporary cash investments . . . . . . . . . . . .         222.9         8.5
                                                          ---------    --------
                                                              250.1        19.9

Premiums due and deferred . . . . . . . . . . . . . .          29.9        32.7
Investment income due and accrued . . . . . . . . . .          33.2        29.8
Other general account assets  . . . . . . . . . . . .          65.3        47.5
Assets held in separate accounts  . . . . . . . . . .       8,268.2     6,595.2
                                                          ---------    --------


      Total assets  . . . . . . . . . . . . . . . . .     $10,613.0    $8,599.0
                                                          =========    ========

Obligations and Stockholder's Equity
Obligations
  Policy reserves . . . . . . . . . . . . . . . . . .     $ 1,866.6    $1,652.0
  Federal income and other taxes payable--Note 1  . .          67.3        44.3
  Other general account obligations . . . . . . . . .         219.0       150.9
  Transfers from separate accounts, net . . . . . . .        (221.6)     (190.3)
  Asset valuation reserve--Note 1 . . . . . . . . . .          23.1        21.9
  Obligations related to separate accounts  . . . . .       8,261.6     6,589.4
                                                          ---------    --------
      Total obligations . . . . . . . . . . . . . . .      10,216.0     8,268.2

Stockholder's equity
  Common Stock, $50 par value; authorized 50,000 shares;
     issued and outstanding 50,000 shares . . . . . .           2.5         2.5
  Paid-in capital . . . . . . . . . . . . . . . . . .         572.4       377.5
  Unassigned deficit--Note 10 . . . . . . . . . . . .        (177.9)      (49.2)
                                                          ---------    --------
  Total stockholder's equity  . . . . . . . . . . . .         397.0       330.8
                                                          ---------    --------

      Total obligations and stockholder's equity  . .     $10,613.0    $8,599.0
                                                          =========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                         Year Ended December 31,
                                                                       1999                   1998
                                                                     ---------              ---------
                                                                               (In millions)
Income
Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .              950.8             $1,272.3
Net investment income--Note 3  . . . . . . . . . . . . . . .              136.0                122.8
Other, net . . . . . . . . . . . . . . . . . . . . . . . . .              605.4                618.1
                                                                       --------             --------
                                                                        1,692.2              2,013.2

Benefits and Expenses
Payments to policyholders and beneficiaries  . . . . . . . .              349.9                301.4
Additions to reserves to provide for future payments to
   policyholders and beneficiaries . . . . . . . . . . . . .              888.8              1,360.2
Expenses of providing service to policyholders and
 obtaining new insurance--Note 5 . . . . . . . . . . . . . .              314.4                274.2
State and miscellaneous taxes. . . . . . . . . . . . . . . .               20.5                 28.1
                                                                       --------             --------
                                                                        1,573.6              1,963.9
                                                                       --------             --------
 Gain from operations before federal income
   taxes and net realized capital losses . . . . . . . . . .              118.6                 49.3
Federal income taxes--Note 1 . . . . . . . . . . . . . . . .               42.9                 33.1
                                                                       --------             --------
 Gain from operations before net realized capital losses                   75.7                 16.2
Net realized capital losses--Note 4  . . . . . . . . . . . .               (1.7)                (0.6)
                                                                       --------             --------
         Net income  . . . . . . . . . . . . . . . . . . . .               74.0                 15.6

Unassigned deficit at beginning of year  . . . . . . . . . .              (49.2)               (58.3)
Net unrealized capital losses and other adjustments--Note 4                (3.8)                (6.0)
Other reserves and adjustments--Note 10  . . . . . . . . . .             (198.9)                (0.5)
                                                                       --------             --------

         Unassigned deficit at end of year . . . . . . . . .            $(177.9)             $ (49.2)
                                                                       ========             ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                                     Year Ended December 31,
                                                                     -----------------------
                                                                        1999          1998
                                                                     --------       --------
                                                                          (In millions)
Cash flows from operating activities:
   Insurance premiums...............................................   $ 958.5   $1,275.3
   Net investment income............................................     134.2      118.2
   Benefits to policyholders and beneficiaries......................    (321.6)    (275.5)
Dividends paid to policyholders.....................................     (25.6)     (22.3)
Insurance expenses and taxes........................................    (344.8)    (296.9)
Net transfers to separate accounts..................................    (705.3)    (874.4)
   Other, net.......................................................     540.6      551.3
                                                                       -------   --------
      Net cash provided from operations.............................     236.0      475.7
                                                                       -------   --------

Cash flows used in investing activities:
   Bond purchases...................................................    (240.7)    (618.8)
   Bond sales.......................................................     108.3      340.7
   Bond maturities and scheduled redemptions........................      78.4      111.8
   Bond prepayments.................................................      18.7       76.5
   Stock purchases..................................................      (3.9)     (23.4)
   Proceeds from stock sales........................................       3.6        1.9
   Real estate purchases............................................      (2.2)      (4.2)
   Real estate sales................................................      17.8        2.1
   Other invested assets purchases..................................      (4.5)       0.0
   Mortgage loans issued............................................     (70.7)    (145.5)
   Mortgage loan repayments.........................................      25.3       33.2
   Other, net.......................................................     (68.9)    (435.2)
                                                                       -------   --------
      Net cash used in investing activities.........................    (138.8)    (660.9)
                                                                       -------   --------

Cash flows from financing activities:

   Capital contribution.............................................     194.9
   Net (decrease) increase in short-term note payable...............     (61.9)      61.9
                                                                       -------   --------
      Net cash provided from financing activities...................     133.0       61.9
                                                                       -------   --------
      Increase (decrease) in cash and temporary cash investments....     230.2     (123.3)

Cash and temporary cash investments at beginning of year............      19.9      143.2
                                                                       -------   --------
      Cash and temporary cash investments at end of year............   $ 250.1   $   19.9
                                                                       =======   ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.   Nature of Operations and Significant Accounting Practices

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

     The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

     The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

     The significant accounting practices of the Company are as follows:

 Pending Statutory Standards

     During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

 Revenues and Expenses

     Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

 Cash and Temporary Cash Investments

     Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

 Valuation of Assets

     General account investments are carried at amounts determined on the following bases:

     Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

     The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

     Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in 1998.

     Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

     Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Asset Valuation and Interest Maintenance Reserves

     The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

     The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

 Goodwill

     The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

 Separate Accounts

     Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

 Fair Value Disclosure of Financial Instruments

     Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

     The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

     The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

     Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

     The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

     Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

     The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

     The carrying amount in the statement of financial position for policy loans approximates their fair value.

     The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

 Capital Gains and Losses

     Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

 Policy Reserves

     Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 1999.

 Federal Income Taxes

     Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group. The federal income

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

     Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

     Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

 Adjustments to Policy Reserves

     From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

 Reinsurance

     Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

2. ACQUISITION

     On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:


                                                           1999          1998
                                                           ----          ----
                                                              (In millions)

Total assets. . . . . . . . . . . . . . . .                   570.7     587.8
Total liabilities. . . . . . . . . . . . . .                  498.9     517.5
Total revenue. . . . . . . . . . . . . . . .                   35.6      38.8
Net income. . . . . . . . . . . . . . . . .                     3.5       3.8

3. NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                           1999          1998
                                                           ----          ----
                                                              (In millions)

Investment expenses . . . . . . . . . . . . .              $  9.5       $  8.3
Interest expense. . . . . . . . . . . . . .                   1.7          2.4
Depreciation expense. . . . . . . . . . . .                   0.6          0.8
Investment taxes. . . . . . . . . . . . . .                   0.3          0.7
                                                           ------       ------

                                                            $12.1        $12.2
                                                           ======       ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4. Net Capital Gains (Losses) and Other Adjustments

Net realized capital gains (losses) consist of the following items:


                                                     1999       1998
                                                    ------     ------
                                                       (In millions)

Net gains from asset sales  . . . . . . . . . . .      (2.8)      7.6
Capital gains tax . . . . . . . . . . . . . . . .       0.2      (2.9)
Net capital gains transferred to IMR  . . . . . .       0.9      (5.3)
                                                     ------    ------

Net realized capital losses . . . . . . . . . . .      (1.7)     (0.6)
                                                     ======    ======


Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                      1999       1998
                                                     ------     ------
                                                       (In millions)

Net losses from changes in security values and book
     value adjustments. . . . . . . . . . . . . . .    (2.6)     (2.7)
Increase in asset valuation reserve . . . . . . . .    (1.2)     (3.3)
                                                     ------    ------

Net unrealized capital losses and other adjustments    (3.8)     (6.0)
                                                     ======    ======


5. TRANSACTIONS WITH PARENT

     The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

     The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

     Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

     At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.


6. INVESTMENTS

The statement value and fair value of bonds are shown below:


                                                                             Gross Unrealized  Gross Unrealized
                                                             Statement Value       Gains            Losses         Fair Value
                                                            ----------------    ----------     ---------------     ----------
                                                                                       (In millions)
December 31, 1999
U.S. Treasury securities and obligations of U.S
 government corporations and agencies.........................        5.9          0.0                 0.1              5.8
Obligations of states and political subdivisions..............        2.2          0.1                 0.1              2.2
Debit securities issued by foreign governments................       13.9          0.8                 0.1             14.6
Corporate securities..........................................      964.9         13.0                59.4            918.5
Mortgage-backed securities....................................      229.4          0.5                 7.8            222.1
                                                                 --------        -----              ------         --------

Total bonds...................................................   $1,216.3        $14.4              $ 67.5         $1,163.2
                                                                 ========        =====              ======         ========
December 31, 1998
U.S. Treasury securities and obligations of U.S
 government corporations and agencies.........................        5.1          0.1                 0.0              5.2
Obligations of states and political subdivisions..............        3.2          0.3                 0.0              3.5
Corporate securities..........................................      925.2         50.4                15.0            960.6
Mortgage-backed securities....................................      252.3         10.0                 0.1            262.2
                                                                 --------        -----              ------         --------

Total bonds...................................................   $1,185.8        $60.8              $ 15.1         $1,231.5
                                                                 ========        =====              ======         ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                        Statement    Fair
                                                          Value      Value
                                                        --------   ---------
                                                          (In millions)

Due in one year or less. . . . . . . . . . . . . .    $  58.5           58.2
Due after one year through five years. . . . . . .      286.8          282.0
Due after five years through ten years . . . . . .      425.4          405.6
Due after ten years. . . . . . . . . . . . . . . .      216.2          195.3
                                                     --------       --------
                                                        986.9          941.1

Mortgage-backed securities . . . . . . . . . . . .      229.4          222.1
                                                     --------       --------

                                                     $1,216.3       $1,163.2
                                                     ========       ========


     Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

     At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

     The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

     Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

     At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                             Statement          Geographic      Statement
 Property Type                 Value          Concentration        Value
                            (In millions)                     (In millions)
Apartments. . . . . . . .       $112.1      East North Central  $  71.3
Hotels. . . . . . . . . .         11.3      East South Central      7.4
Industrial. . . . . . . .         66.0      Middle Atlantic        28.5
Office buildings. . . . .         86.4      Mountain               21.0
Retail. . . . . . . . . .         25.5      New England            37.5
Agricultural. . . . . . .         99.6      Pacific               111.1
Other . . . . . . . . . .         32.2      South Atlantic         87.6
                                            West North Central     16.6
                                            West South Central     48.6
                                            Other                   3.5
                                                                 ------

                                $433.1                           $433.1
                                ======                           ======


     At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively.
 The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

     The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties.
 Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation.
 Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

7. REINSURANCE

     The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

     Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

      The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:

                                                                              Assets (Liabilities)
                                            Number of Contracts   --------------------------------------------
                                              Notional Amounts             1999                   1998
                                                                  Carrying     Fair        Carrying     Fair
                                              1999      1998        Value      Value         Value      Value
                                            -------    -------    --------    -------      --------    --------
Futures contracts to sell securities          362.0     947.0        $0.6      $  0.6       $ (0.5)     $ (0.5)
Interest rate swap agreements                $965.0    $365.0          --        11.5           --       (17.7)
Interest rate cap agreements                  239.4      89.4         5.6         5.6          3.1
Currency rate swap agreements                  15.8      15.8          --        (1.6)          --        (3.3)

        The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

        The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

        The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

9. POLICY RESERVES POLICYHOLDERS' AND BENIFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

  The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.

                                               DECEMBER 31, 1999    PERCENT
                                               -----------------    -------
                                                          (IN MILLIONS)
Subject to discretionary withdrawal (with
adjustment)
With market value adjustment  . . . . . . . . .          $3.8            0.1%
At book value less surrender charge                      40.5            1.5
At market value . . . . . . . . . . . . . . . .       2,326.6           87.1
                                                     --------          -----
     Total with adjustment. . . . . . . . . . .       2,370.9           88.7
Subject to discretionary withdrawal                     287.1           10.7
   at book value (without adjustment) . . . . .
Not subject to discretionary withdrawal--general
 account. . . . . . . . . . . . . . . . . . . .          15.4            0.6
                                                     --------          -----
Total annuity reserves and deposit liabilities       $2,673.4          100.0%
                                                     ========          =====


10. COMMITMENTS AND CONTINGENCIES

        The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

        In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

        During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

        Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                              DECEMBER 31,
                                      1999                    1998
                                 ----------------      -----------------
                                 CARRYING   FAIR       CARRYING    FAIR
                                  AMOUNT    VALUE       AMOUNT     VALUE
                                 --------   -----      --------    -----
                                               (IN MILLIONS)
ASSETS
  Bonds--Note 6. . . . . . . .   $1,216.3   $1,163.2   $1,185.8    $1,231.5
  Preferred stocks--Note 6 . .       35.9       35.9       36.5        36.5
  Common stocks--Note 6. . . .        3.2        3.2        3.1         3.1
  Mortgage loans on real
   estate--Note 6. . . . . . .      433.1      421.7      388.1       401.3
  Policy loans--Note 1 . . . .      172.1      172.1      137.7       137.7
  Cash items--Note 1 . . . . .      250.1      250.1       19.9        19.9


Derivatives assets
 (liabilities) relating
   to: --Note 8. . . . . . . .
  Futures contracts. . . . . .        0.6        0.6       (0.5)       (0.5)
  Interest rate swaps. . . . .        --        11.5         --       (17.7)
  Currency rate swaps. . . . .        --        (1.6)        --        (3.3)
  Interest rate caps . . . . .        5.6        5.6        3.1         3.1


LIABILITIES
  Commitments--Note 10 . . . .        --        19.4         --        32.1


        The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

12. SUBSEQUENT EVENTS

REORGANIZATION AND INITIAL PUBLIC OFFERING

        Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13. IMPACT OF YEAR 2000 (UNAUDITED)

        The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

        Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

        The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Contract owners of
John Hancock Variable Annuity Account I of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond, and Global Bond (formerly, Strategic Bond) Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account I at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP
Boston, Massachusetts
February 11, 2000

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999


                                                                       EMERGING
                                      LARGE           SOVEREIGN         MARKETS        INTERNATIONAL
                                   CAP GROWTH            BOND           EQUITY         EQUITY INDEX
                                   SUBACCOUNT         SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                  ------------       ------------    ------------      -------------
ASSETS
Cash.........................     $     76,468       $     34,943      $    1,335       $     10,228
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I,
 at value....................      273,506,438        124,065,808       5,197,191         36,968,997
Receivable from John
 Hancock Variable
 Series Trust I..............           68,110            156,506          58,424             53,718
                                  ------------       ------------     -----------      -------------
Total assets.................      273,651,016        124,257,257       5,256,950         37,032,943

LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company...........           57,137            151,516          58,223              52,227
Assets charges payable.......           87,441             39,933           1,536              11,719
                                  ------------       ------------      ----------       -------------
Total liabilities............          144,578            191,449          59,759              63,946
                                  ------------       ------------      ----------       -------------
Net Assets...................     $273,506,438       $124,065,808      $5,197,191        $ 36,968,997
                                  ============       ============      ==========        ============

                                   GLOBAL     SMALL CAP    INTERNATIONAL     MID CAP
                                   EQUITY       GROWTH        BALANCED        GROWTH
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------  ------------  -------------   ------------
ASSETS
Cash..........................   $      281    $    17,022   $    2,375    $     46,896
Investment in shares of
 portfolios of John Hancock
 Variable Series Trust I,
 at value.....................    1,105,123     63,634,737    8,478,476     172,096,613
Receivable from John Hancock
 Variable Series Trust I......           43         74,206          342         135,704
                                 ----------    -----------   ----------    ------------
Total assets..................    1,105,447     63,725,965    8,481,193     172,279,213

LIABILITIES
Payable to John Hancock
 Variable Life Insurance
 Company......................           --         71,709           --         128,898
Assets charges payable........          324         19,519        2,717          53,702
                                 ----------    -----------   ----------    ------------
Total liabilities.............          324         91,228        2,717         182,600
                                 ----------    -----------   ----------    ------------
Net assets....................   $1,105,123    $63,634,737   $8,478,476    $172,096,613
                                 ==========    ===========   ==========    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 1999


                                          LARGE CAP         MONEY         MID CAP        SMALL/MID
                                             VALUE         MARKET          VALUE          CAP GROWTH
                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                          -----------    ------------    -----------     -----------
ASSETS
Cash.................................     $    18,571    $     22,763    $     9,160     $    15,918
Investment in shares of
 portfolios of John Hancock
 Variable Series Trust I,
 at value............................      66,459,058     143,005,732     33,094,401      56,824,409
Receivable from John Hancock
 Variable Series Trust I.............          33,239         536,634         29,135          64,065
                                          -----------    ------------    -----------     -----------
Total assets.........................      66,510,868     143,565,129     33,132,696      56,904,392
LIABILITIES
Payable to John Hancock
 Variable Life Insurance
 Company.............................          30,586         530,945         27,817          61,757
Assets charges payable...............          21,224          28,452         10,478          18,226
                                          -----------    ------------    -----------     -----------
Total liabilities....................          51,810         559,397         38,295          79,983
                                          -----------    ------------    -----------     -----------
Net assets...........................     $66,459,058    $143,005,732    $33,094,401     $56,824,409
                                          ===========    ============    ===========     ===========

                                                     BOND      SMALL/MID   REAL ESTATE   GROWTH &
                                                     INDEX      CAP CORE     EQUITY       INCOME
                                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                   ----------  ----------  ----------   ----------
ASSETS
Cash.............................................   $      516   $    187  $     4,360  $    174,500
Investment in shares of portfolios of John
 Hancock Variable Series Trust I,
 at value........................................    1,959,869    752,066   15,572,608   621,235,522
Receivable from John Hancock Variable Series
 Trust I.........................................       18,318         29       20,900       309,577
                                                    ----------   --------  -----------  ------------
Total assets.....................................    1,978,703    752,282   15,597,868   621,719,599
LIABILITIES
Payable to John Hancock Variable Life Insurance
 Company.........................................       18,243         --       20,266       284,574
Assets charges payable...........................          592        215        4,994       199,503
                                                    ----------   --------  -----------  ------------
Total liabilities................................       18,835        215       25,260       484,077
                                                    ----------   --------  -----------  ------------
Net assets.......................................   $1,959,868   $752,067  $15,572,608  $621,235,522
                                                    ==========   ========  ===========  ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 1999

                                              SHORT-TERM    SMALL CAP
                                MANAGED          BOND         VALUE
                               SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                               -------------  -----------  -----------
ASSETS
Cash.........................   $    179,625  $     8,616  $     5,811
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I,
 at value....................    639,761,319   30,798,202   21,216,497
Receivable from John
 Hancock Variable
 Series Trust I..............        344,631       19,006        1,557
                                ------------  -----------  -----------
Total assets.................    640,285,575   30,825,824   21,223,865
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company...........        318,890       17,770          712
Assets charges payable.......        205,366        9,851        6,656
                                ------------  -----------  -----------
Total liabilities............        524,256       27,621        7,368
                                ------------  -----------  -----------
Net assets...................   $639,761,319  $30,798,203  $21,216,497
                                ============  ===========  ===========
                                    INTERNATIONAL
                                    OPPORTUNITIES
                                      SUBACCOUNT
                                    -------------
ASSETS
Cash.........................         $     4,696
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I,
 at value....................          17,041,238
Receivable from John
 Hancock Variable
 Series Trust I..............              13,771
                                       ----------
Total assets.................          17,059,705
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company...........              13,083
Assets charges payable.......               5,384
                                    -------------
Total liabilities............              18,467
                                    -------------
Net assets...................         $17,041,238
                                    =============


                                 EQUITY      HIGH YIELD   GLOBAL
                                 INDEX         BOND        BOND
                               SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
                               ------------  ----------  -----------
ASSETS
Cash.........................  $     38,811  $      750  $    11,019
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value.......................   140,224,104   2,771,495   39,211,916
Receivable from John
 Hancock Variable
 Series Trust I..............       205,616       4,121       87,605
                               ------------  ----------  -----------
Total assets.................   140,468,531   2,776,366   39,310,540
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company...........       200,039       4,013       86,036
Assets charges payable.......        44,389         858       12,589
                               ------------  ----------  -----------
Total liabilities............       244,428       4,871       98,625
                               ------------  ----------  -----------
Net assets...................  $140,224,103  $2,771,495  $39,211,915
                               ============  ==========  ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1999


                                                                              EMERGING
                                                 LARGE CAP    SOVEREIGN       MARKETS        INTERNATIONAL
                                                   GROWTH       BOND           EQUITY         EQUITY INDEX
                                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                 ----------   ----------     ----------       -------------
Investment income:
 Distributions received from the
  portfolios of John Hancock Variable
  Series Trust I...............................  $41,984,478  $  9,378,748      $  182,780    $1,124,201
Expenses:
 Mortality and expense risks...................    3,279,853     1,855,111          17,869       391,209
                                                 -----------  ------------      ----------    ----------
Net investment income..........................   38,704,625     7,523,637         164,911       732,992
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)......................    2,482,726      (684,781)         39,363       119,765
 Net unrealized appreciation
  (depreciation) during the year...............    6,149,549    (9,868,523)      1,088,139     6,907,603
                                                 -----------  ------------      ----------    ----------
Net realized and unrealized gain (loss)
 on investments................................    8,632,275   (10,553,304)      1,127,502     7,027,368
                                                 -----------  ------------      ----------    ----------
Net increase in net assets resulting
 from operations...............................  $47,336,900  $ (3,029,667)     $1,292,413    $7,760,360
                                                 ===========  ============      ==========    ==========

                             GLOBAL        SMALL      INTERNATIONAL    MID CAP
                             EQUITY     CAP GROWTH      BALANCED        GROWTH
                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                           ----------   -------------  ----------     ----------
Investment income:
 Distributions
  received from the
  portfolios of John
  Hancock Variable
  Series Trust I........    $  6,255     $ 7,669,808   $ 716,953   $17,509,985
Expenses:
 Mortality and expense
  risks.................       7,652         547,008     122,411     1,190,261
                          ----------   -------------  ----------   -----------
Net investment income...      (1,397)      7,122,800     594,542    16,319,724
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain......       8,056         760,451      65,716     3,027,307
 Net unrealized
  appreciation
  (depreciation)
  during the year.......     150,342      15,922,016    (355,989)   59,945,439
                          ----------   -------------  ----------   -----------
Net realized and
 unrealized gain
 (loss) on investments..     158,398      16,682,467    (290,273)   62,972,746
                          ----------   -------------  ----------   -----------
Net increase in net
 assets resulting from
 operations.............    $157,001     $23,805,267   $ 304,269   $79,292,470
                          ==========   =============  ==========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                         YEAR ENDED DECEMBER 31, 1999

                             LARGE                 MONEY           MID CAP
                           CAP VALUE              MARKET            VALUE
                           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                           ----------           ----------        ----------
Investment income:
 Distributions
  received from the
  portfolios of John
  Hancock Variable
  Series Trust I.............  $ 4,584,101        $5,000,855         $  207,712
Expenses:
 Mortality and expense
  risks......................      971,104         1,462,402            485,153
                               -----------        ----------        -----------
Net investment income
 (loss)......................    3,612,997         3,538,453           (277,441)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss).....................    1,792,564                --           (112,773)
 Net unrealized
  appreciation
  (depreciation)
  during the year............   (4,844,000)               --          1,428,185
                               -----------        ----------        -----------
Net realized and
 unrealized gain
 (loss) on investments          (3,051,436)               --          1,315,412
                               -----------        ----------        -----------
Net increase
 (decrease) in net
 assets resulting from
 operations..................  $   561,561        $3,538,453         $1,037,971
                               ===========        ==========        ===========

                                   SMALL/MID
                                   CAP GROWTH
                                   SUBACCOUNT
                               ------------------
Investment income:
 Distributions
  received from the
  portfolios of John
  Hancock Variable
  Series Trust I............           $ 8,824,035
Expenses:
 Mortality and expense
  risks.....................               873,397
                                ------------------
Net investment income
 (loss)....................              7,950,638
Net realized and
 unrealized gain
 (loss) on
 investments:
Net realized gain
 (loss)....................                124,031
Net unrealized
 appreciation
 (depreciation)
 during the year...........             (6,185,663)
                                ------------------
Net realized and
 unrealized gain
 (loss) on investments.....             (6,061,632)
                                ------------------
Net increase
 (decrease) in net
 assets resulting from
 operations ...............            $ 1,889,006
                                ==================

                                                 BOND     SMALL/MID   REAL ESTATE   GROWTH &
                                                 INDEX     CAP CORE      EQUITY       INCOME
                                              SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                              ----------   ----------  -----------  ----------
Investment income:
 Distributions received from the
  portfolios of John Hancock Variable
  Series Trust I............................   $  83,744      $66,504  $ 1,130,384   $70,641,498
Expenses:
 Mortality and expense risks................      17,773        4,212      262,408     8,124,513
                                               ---------      -------  -----------   -----------
Net investment income (loss)................      65,971       62,292      867,976    62,516,985
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)...................     (32,590)       6,098   (1,030,704)    4,962,084
 Net unrealized appreciation
  (depreciation) during the year............     (71,334)      29,660     (481,173)    8,009,020
                                               ---------      -------  -----------   -----------
Net realized and unrealized gain
 (loss) on investments......................    (103,924)      35,758   (1,511,877)   12,971,104
                                               ---------      -------  -----------   -----------
Net increase (decrease) in net assets
 resulting from operations..................   $ (37,953)     $98,050  $  (643,901)  $75,488,089
                                               =========      =======  ===========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                         YEAR ENDED DECEMBER 31, 1999

                                        SHORT-TERM       SMALL CAP      INTERNATIONAL
                          MANAGED         BOND            VALUE         OPPORTUNITIES
                          SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                          -----------   -------------   -----------     -------------
Investment income:
 Distributions
  received from the
  portfolios of John
  Hancock Variable
  Series Trust I........  $59,387,904      $1,844,981   $   504,017      $1,147,621
Expenses:
 Mortality and expense
  risks.................    8,491,483         436,478       319,038         199,939
                          -----------   -------------   -----------   -------------
Net investment income...   50,896,421       1,408,503       184,979         947,682
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)................    1,215,288         (81,247)      166,294         266,432
 Net unrealized
  appreciation
  (depreciation)
  during the year.......   (9,356,448)       (895,210)   (1,593,262)      2,908,359
                          -----------   -------------   -----------   -------------
Net realized and
 unrealized gain
 (loss) on investments..   (8,141,160)       (976,457)   (1,426,968)      3,174,791
                          -----------   -------------   -----------   -------------
Net increase
 (decrease) in net
 assets resulting from
 operations.............  $42,755,261      $  432,046   $(1,241,989)     $4,122,473
                          ===========   =============   ===========   =============


                                   EQUITY       HIGH YIELD      GLOBAL
                                    INDEX          BOND          BOND
                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -----------     ----------    ----------
Investment income:
 Distributions received from
  the portfolios of John
  Hancock Variable Series
  Trust I.....................  $ 5,893,664       $130,350   $ 2,212,706
Expenses:
 Mortality and expense risks..    1,627,496         23,214       596,173
                                -----------       --------   -----------
Net investment income.........    4,266,168        107,136     1,616,533
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss).....    1,790,956        (19,352)        2,202
 Net unrealized appreciation
  (depreciation) during the
  year........................   14,191,222        (58,260)   (3,117,012)
                                -----------       --------   -----------
Net realized and unrealized
 gain (loss) on investments...   15,982,178        (77,612)   (3,114,810)
                                -----------       --------   -----------
Net increase (decrease) in
 net assets resulting from
 operations...................  $20,248,346       $ 29,524   $(1,498,277)
                                ===========       ========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                            LARGE
                                          CAP GROWTH                           SOVEREIGN
                                          SUBACCOUNT                        BOND SUBACCOUNT
                               --------------------------------    ---------------------------
                                   1999                1998            1999           1998
                               -------------       ------------    -------------  ------------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income....................  $ 38,704,625        $ 15,796,500    $  7,523,637   $  6,503,639
  Net realized gain
   (loss)....................     2,482,726             596,880        (684,781)        19,842
 Net unrealized
  appreciation
  (depreciation)
  during the period..........     6,149,549          26,342,906      (9,868,523)      (885,688)
                               ------------        ------------   -------------   ------------
Net increase
 (decrease) in net
 assets resulting from
 operations..................    47,336,900          42,736,286      (3,029,667)     5,637,793
From contractowner
 transactions:
 Net premiums from
  contractowners.............    70,890,441          61,255,494      35,637,800     60,608,173
 Net benefits to
  contractowners.............   (27,628,451)        (12,883,332)     28,415,593    (10,974,922)
                               ------------        ------------    ------------   ------------
Net increase in net
 assets from
 contractowner
 transactions................    43,261,990          48,573,825       7,222,207     49,633,251
                               ------------        ------------   -------------   ------------
Net increase in net
 assets......................    90,598,890          91,310,111       4,192,540     55,271,044
Net assets at
 beginning of period.........   182,907,548          91,597,437     119,873,268     64,602,224
                               ------------        ------------    ------------   ------------
Net assets at end of
 period......................  $273,506,438        $182,907,548    $124,065,808   $119,873,268
                               ============        ============    ============   ============

                                    EMERGING MARKETS
                                         EQUITY
                                       SUBACCOUNT
                               --------------------------
                                   1999          1998*
                               ------------   -----------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income....................  $    164,911   $         1
  Net realized gain
   (loss)....................        39,363            --
 Net unrealized
  appreciation
  (depreciation)
  during the period..........     1,088,139            52
                               ------------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations..................     1,292,413            53
From contractowner
 transactions:
 Net premiums from
  contractowners.............     4,101,310         2,263
 Net benefits to
  contractowners.............      (198,848)            0
                               ------------    ----------
Net increase in net
 assets from
 contractowner
 transactions................     3,902,462         2,263
                               ------------     ----------
Net increase in net
 assets......................     5,194,875         2,316
Net assets at
 beginning of period.........         2,316             0
                               ------------    ----------
Net assets at end of
 period......................  $  5,197,191    $    2,316
                               ============    ==========

                                                         INTERNATIONAL                                                SMALL
                                                         EQUITY INDEX                       GLOBAL                  CAP GROWTH
                                                          SUBACCOUNT                    EQUITY SUBACCOUNT             SUBACCOUNT
                                                  ---------------------------  ------------------------------------  ------------
                                                      1999           1998         1999        1998*        1999          1998
                                                  -------------  ------------  -----------  ---------  ------------  ------------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)..................   $   732,992   $ 3,061,017   $   (1,397)  $     67   $ 7,122,800   $  (318,286)
  Net realized gain.............................       119,765        46,800        8,056          2       760,451       140,102
 Net unrealized appreciation during the period..     6,907,603        53,578      150,342      5,970    15,922,016     3,283,665
                                                   -----------   -----------   ----------   --------   -----------   -----------
Net increase in net assets resulting from
 operations.....................................     7,760,360     3,161,695      157,001      6,039    23,805,267     3,105,481
From contractowner transactions:
 Net premiums from contractowners...............    10,133,584     5,810,313      772,898    151,858    14,890,025    10,489,045
 Net benefits to contractowners.................    (2,777,900)   (2,686,378)          --    (17,327)   (3,594,981)   (2,750,799)
                                                   -----------   -----------   ----------   --------   -----------   -----------
Net increase in net assets from contractowner
 transactions...................................     7,355,684     3,123,935      772,898    169,185    11,295,044     7,738,246
                                                   -----------   -----------   ----------   --------   -----------   -----------
Net increase in net assets......................    15,116,044     6,285,630      929,899    175,224    35,100,311    10,843,727
Net assets at beginning of period...............    21,852,953    15,567,323      175,224          0    28,534,426    17,690,699
                                                   -----------   -----------   ----------   --------   -----------   -----------
Net assets at end of period.....................   $36,968,997   $21,852,953   $1,105,123   $175,224   $63,634,737   $28,534,426
                                                   ===========   ===========   ==========   ========   ===========   ===========

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                    INTERNATIONAL                        MID                       LARGE
                                      BALANCED                        CAP GROWTH                 CAP VALUE
                                     SUBACCOUNT                       SUBACCOUNT                 SUBACCOUNT
                              -------------------------     ---------------------------   ------------------------
                                 1999          1998               1999          1998         1999          1998
                              -----------    ----------     -----------     -----------   ----------   -----------
Increase (decrease) in net
 assets:
 From operations:
  Net investment income.....  $   594,542    $  413,040    $ 16,319,724    $ 3,353,090   $ 3,612,997   $ 2,340,559
  Net realized gain.........       65,716        53,934       3,027,307        267,464     1,792,564       479,238
  Net unrealized
   appreciation
   (depreciation) during
   the period...............     (355,989)      534,703      59,945,439      6,598,290    (4,844,000)      548,590
                              -----------    ----------    ------------    -----------   -----------   -----------
Net increase in net assets
 resulting from operations..      304,269     1,001,677      79,292,470     10,218,844       561,561     3,368,387
From contractowner
 transactions:
 Net premiums from
  contractowners............    1,492,592     2,759,717      58,556,195     17,121,728    19,977,860    28,069,792
 Net benefits to
  contractowners............   (1,394,929)     (998,537)     (8,199,606)    (2,925,998)  (13,298,252)   (6,737,672)
                              -----------    ----------    ------------    -----------   -----------   -----------
Net increase in net assets
 from contractowner
 transactions...............       97,663     1,761,180      50,356,589     14,195,730     6,679,608    21,332,120
                              -----------    ----------    ------------    -----------   -----------   -----------
Net increase in net assets..      401,932     2,762,857     129,649,059     24,414,574     7,241,169    24,700,507
Net assets at beginning of
 period.....................    8,076,544     5,313,687      42,447,554     18,032,980    59,217,889    34,517,382
                              -----------    ----------    ------------    -----------   -----------   -----------
Net assets at end of
 period.....................  $ 8,478,476    $8,076,544    $172,096,613    $42,447,554   $66,459,058   $59,217,889
                              ===========    ==========    ============    ===========   ===========   ===========

                                                                          MID
                                       MONEY MARKET                    CAP VALUE
                                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------   ---------------------------
                                   1999           1998             1999         1998
                               -------------  -------------   -----------    ------------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income (loss).............  $  3,538,453   $  2,241,586   $  (277,441)    $  (173,862)
  Net realized gain
   (loss)....................            --             --      (112,773)        287,952
  Net unrealized
   appreciation
   (depreciation)
   during the period.........            --             --     1,428,185      (5,262,197)
                               ------------   ------------   -----------     -----------
Net increase
 (decrease) in net
 assets resulting from
 operations..................     3,538,453      2,241,586     1,037,971      (5,148,107)
From contractowner
 transactions:
 Net premiums from
  contractowners.............   151,529,700     98,467,103     7,616,275      22,741,984
 Net benefits to
  contractowners.............   (92,162,602)   (71,851,211)   (9,472,810)     (6,056,909)
                               ------------   ------------   -----------     -----------
 Net increase
  (decrease) in net
  assets from
  contractowner
  transactions...............    59,367,098     26,615,892    (1,856,535)     16,685,075
                               ------------   ------------   -----------     -----------
Net increase
 (decrease) in net
 assets......................    62,905,551     28,857,478      (818,564)     11,536,968
Net assets at
 beginning of period.........    80,100,181     51,242,703    33,912,965      22,375,997
                               ------------   ------------   -----------     -----------
Net assets at end of
 period......................  $143,005,732   $ 80,100,181   $33,094,401     $33,912,965
                               ============   ============   ===========     ===========

                                        SMALL/MID
                                       CAP GROWTH
                                       SUBACCOUNT
                               ---------------------------
                                     1999          1998
                               ------------    -----------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income (loss).............   $  7,950,638    $    243,065
  Net realized gain
   (loss)....................        124,031         539,743
  Net unrealized
   appreciation
   (depreciation)
   during the period.........     (6,185,663)      1,329,837
                                ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations..................      1,889,006       2,112,645
From contractowner
 transactions:
 Net premiums from
  contractowners.............      3,136,902       6,796,196
 Net benefits to
  contractowners.............    (10,487,993)    (12,759,797)
                                ------------    ------------
 Net increase
  (decrease) in net
  assets from
  contractowner
  transactions...............     (7,351,091)     (5,963,601)
                                ------------    ------------
Net increase
 (decrease) in net
 assets......................     (5,462,085)     (3,850,956)
Net assets at
 beginning of period.........     62,286,494      66,137,450
                                ------------    ------------
Net assets at end of
 period......................   $ 56,824,409    $ 62,286,494
                                ============    ============

See accompanying notes.

         JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

        FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                       BOND INDEX              SMALL/MID CAP CORE
                                       SUBACCOUNT                 SUBACCOUNT
                               ---------------------------  ---------------------
                                   1999          1998*        1999         1998*
                               -------------  ------------  ---------    --------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income (loss).............   $    65,971   $       794    $ 62,292    $    (30)
  Net realized gain
   (loss)....................       (32,590)           --       6,098          --
  Net unrealized
   appreciation
   (depreciation)
   during the period.........       (71,334)         (594)     29,660       4,111
                                -----------   -----------   ---------  ----------
Net increase
 (decrease) in net
 assets resulting from
 operations..................       (37,953)          200      98,050       4,081
From contractowner
 transactions:
 Net premiums from
  contractowners.............     2,080,910        55,600     588,166      45,493
 Net benefits to
  contractowners.............      (138,889)           --          --     (16,277)
                                -----------   -----------   ---------  ----------
Net increase
 (decrease) in net
 assets from
 contractowner
 transactions................     1,942,021        55,600     588,166      61,770
                                -----------   -----------   ---------  ----------
Net increase
 (decrease) in net
 assets......................     1,904,068        55,800     686,216      65,851
Net assets at
 beginning of period                 55,800             0      65,851           0
                                -----------   -----------   ---------  ----------
Net assets at end of
 period......................   $ 1,959,868   $    55,800    $752,067    $ 65,851
                                ===========   ===========   =========  ==========

                                      REAL ESTATE
                                        EQUITY
                                      SUBACCOUNT
                                ------------------------
                                  1999          1998
                                -----------  -----------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income (loss).............  $    867,976  $ 1,068,701
  Net realized gain
   (loss)....................    (1,030,704)     452,751
  Net unrealized
   appreciation
   (depreciation)
   during the period               (481,173)  (6,429,350)
                               ------------  -----------
Net increase
 (decrease) in net
 assets resulting from
 operations..................      (643,901)  (4,907,898)
From contractowner
 transactions:
 Net premiums from
  contractowners.............     1,632,528    7,748,395
 Net benefits to
  contractowners.............    (5,696,598)  (7,358,336)
                               ------------  -----------
Net increase
 (decrease) in net
 assets from
 contractowner
 transactions................    (4,064,070)     390,059
                               ------------  -----------
Net increase
 (decrease) in net
 assets......................   (4,707,971)   (4,517,839)
Net assets at
 beginning of period.........   20,280,579    24,798,418
                               -----------   -----------
Net assets at end of
 period......................  $15,572,608   $20,280,579
                               ===========   ===========

                                        GROWTH &
                                         INCOME                       MANAGED
                                       SUBACCOUNT                    SUBACCOUNT
                               ----------------------------  ---------------------------
                                   1999           1998           1999           1998
                               -------------  -------------  -------------  ------------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income....................  $ 62,516,985   $ 40,847,285   $ 50,896,421   $ 40,076,353
  Net realized gain
   (loss)....................     4,962,084      2,147,226      1,215,288        520,784
  Net unrealized
   appreciation
   (depreciation)
   during the period.........     8,009,020     49,182,595     (9,356,448)    28,631,287
                               ------------   ------------   ------------   ------------
Net increase in net
 assets resulting from
 operations..................    75,488,089     92,177,106     42,755,261     69,228,424
From contractowner
 transactions:
 Net premiums from
  contractowners.............   134,719,967    155,134,300    150,541,628    156,435,907
 Net benefits to
  contractowners.............   (66,695,970)   (40,616,459)   (56,739,437)   (40,551,365)
                               ------------   ------------   ------------   ------------
Net increase in net
 assets from
 contractowner
 transactions................    68,023,997    114,517,841     93,802,191    115,884,542
                               ------------   ------------   ------------   ------------
Net increase in net
 assets......................   143,512,086    206,694,947    136,557,452    185,112,966
Net assets at
 beginning of period.........   477,723,436    271,028,489    503,203,867    318,090,901
                               ------------   ------------   ------------   ------------
Net assets at end of
 period......................  $621,235,522   $477,723,436   $639,761,319   $503,203,867
                               ============   ============   ============   ============


                                    SHORT-TERM BOND
                                       SUBACCOUNT
                               ---------------------------
                                   1999           1998
                                ------------   ------------
Increase (decrease) in
 net assets:
 From operations:
  Net investment
   income....................   $  1,408,503   $  1,093,175
  Net realized gain
   (loss)....................        (81,247)        (2,851)
  Net unrealized
   appreciation
   (depreciation)
   during the period                (895,210)      (149,541)
                                ------------   ------------
Net increase in net
 assets resulting from
 operations..................        432,046        940,783
From contractowner
 transactions:
 Net premiums from
  contractowners.............      9,744,561     16,261,342
 Net benefits to
  contractowners.............     (8,368,317)    (6,781,602)
                                ------------   ------------
Net increase in net
 assets from
 contractowner
 transactions................      1,376,244      9,479,740
                                ------------   ------------
Net increase in net
 assets......................      1,808,290     10,420,523
Net assets at
 beginning of period.........     28,989,913     18,569,390
                                ------------   ------------
Net assets at end of
 period......................  $  30,798,203   $ 28,989,913
                               =============   ============

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                          SMALL                     INTERNATIONAL
                                         CAP VALUE                  OPPORTUNITIES                EQUITY INDEX
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  ---------------------------
                                     1999          1998          1999           1998          1999           1998
                                 ------------  ------------  -------------  ------------  -------------  ------------
Increase (decrease) in net
 assets:
 From operations:
  Net investment income
   (loss)......................  $   184,979   $  (173,305)   $   947,682   $   (66,354)  $  4,266,168   $ 1,333,655
  Net realized gain............      166,294       118,285        266,432       309,499      1,790,956       863,280
  Net unrealized appreciation
   (depreciation) during the
   period......................   (1,593,262)   (1,752,884)     2,908,359     1,065,442     14,191,222    11,492,991
                                 -----------   -----------    -----------   -----------   ------------   -----------
Net increase (decrease) in
 net assets resulting from
 operations....................   (1,241,989)   (1,807,904)     4,122,473     1,308,587     20,248,346    13,689,926
From contractowner
 transactions:
 Net premiums from
  contractowners...............    4,243,940    13,431,726      2,325,340     5,947,922     48,875,378    40,459,585
 Net benefits to
  contractowners...............   (5,496,139)   (3,169,232)    (1,896,976)   (3,502,337)   (11,669,933)   (7,678,477)
                                 -----------   -----------    -----------   -----------   ------------   -----------
 Net increase (decrease) in
  net assets from
  contractowner transactions...   (1,252,199)   10,262,494        428,364     2,445,585     37,205,445    32,781,108
                                 -----------   -----------    -----------   -----------   ------------   -----------
Net increase (decrease) in
 net assets....................   (2,494,188)    8,454,590      4,550,837     3,754,172     57,453,791    46,471,034
Net assets at beginning of
 period........................   23,710,685    15,256,095     12,490,401     8,736,229     82,770,312    36,299,278
                                 -----------   -----------    -----------   -----------   ------------   -----------
Net assets at end of period....  $21,216,497   $23,710,685    $17,041,238   $12,490,401   $140,224,103   $82,770,312
                                 ===========   ===========    ===========   ===========   ============   ===========

                                      HIGH YIELD                  GLOBAL BOND
                                      SUBACCOUNT                   SUBACCOUNT
                               ------------------------     -------------------------
                                  1999          1998*           1999           1998
                               --------      ----------     -----------   -----------
Increase (decrease) in
net assets:
From operations:
Net investment
 income.....................   $  107,136      $  1,643     $ 1,616,533   $ 1,220,061
Net realized gain
 (loss).....................      (19,352)           --           2,202        67,380
Net unrealized
appreciation
   (depreciation)
   during the period........      (58,260)       (2,081)     (3,117,012)      680,647
                               ----------      --------     -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations..................      29,524          (438)     (1,498,277)    1,968,088
From contractowner
 transactions:
 Net premiums from
  contractowners.............   2,979,090       277,778      11,970,704    22,724,287
 Net benefits to
  contractowners.............    (514,459)           --      (9,586,582)   (2,896,766)
                               ----------      --------     -----------   -----------
Net increase in net
 assets from
 contractowner
 transactions................   2,464,631       277,778       2,384,122    19,827,521
                               ----------      --------     -----------   -----------
Net increase in net
 assets......................   2,494,155       277,340         885,845    21,795,609
Net assets at
 beginning of period              277,340             0      38,326,070    16,530,461
                               ----------      --------     -----------   -----------
Net assets at end of
 period......................  $2,771,495      $277,340     $39,211,915   $38,326,070
                               ==========      ========     ===========   ===========

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1. ORGANIZATION

   John Hancock Variable Annuity Account I (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO, a wholly owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock)). The Account was formed to fund variable annuity contracts (Contracts) issued by JHMLICO. Currently, the Account funds the Independence Preferred, Marketplace Variable Annuity and Independence 2000 contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-three subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund). New subaccounts may be added as new Portfolios are added to the Fund or as other investment options are developed and made available to contractowners. The twenty-three Portfolios of the Fund which are currently available are the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond and Global Bond (formerly, Strategic Bond) Portfolios. Each Portfolio has a different investment objective.

   The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

   Investment in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

Federal Income Taxes

   The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock does not make a charge for income or other taxes. JHVLICO retains the right to charge the Account for any federal income taxes arising from changes in the tax law. Charges for state and local taxes, if any, attributable to the Account may also be made.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Expenses

   JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at an annual rate of 1.50%, 1.00% and 1.40% of net assets of the Independence Preferred, Marketplace Variable Annuity, and Independence 2000 Contracts, respectively.

   JHVLICO makes certain other deductions from contractowner payments for premium taxes and sales and withdrawal charges, which are accounted for as a reduction of net assets resulting from contractowner transactions.

3.  DETAILS OF INVESTMENTS

   The details of the shares owned and cost and value of investments in the Portfolios of the Fund at December 31, 1999 were as follows:

         PORTFOLIO                   SHARES OWNED      COST          VALUE
         ---------                   ------------  ------------  ------------
Large Cap Growth...................    10,006,691  $234,900,513  $273,506,438
Sovereign Bond.....................    13,598,927   134,181,879   124,065,808
Emerging Markets...................       423,837     4,109,000     5,197,191
International Equity Index              1,881,861    31,397,681    36,968,997
Global Equity......................        91,070       948,810     1,105,123
Small Cap Growth...................     3,328,968    43,064,934    63,634,737
International Balanced.............       791,984     8,464,213     8,478,476
Mid Cap Growth.....................     5,887,820   103,096,963   172,096,613
Large Cap Value....................     4,926,292    66,974,145    66,459,058
Money Market.......................    14,301,142   143,011,421   143,005,732
Mid Cap Value......................     2,590,196    36,164,126    33,094,401
Small/Mid Cap Growth...............     4,048,775    62,219,776    56,824,409
Bond Index.........................       210,328     2,031,797     1,959,869
Small/Mid Cap CORE.................        76,620       718,294       752,066
Real Estate Equity.................     1,357,210    19,937,502    15,572,608
Growth & Income....................    31,044,209   552,968,475   621,235,522
Managed............................    41,413,235   614,618,226   639,761,319
Short-Term Bond....................     3,167,926    31,830,840    30,798,202
Small Cap Value....................     1,943,417    23,987,168    21,216,497
International Opportunities             1,123,176    13,365,984    17,041,238
Equity Index.......................     6,854,249   110,930,777   140,224,104
High-Yield Bond....................       308,406     2,831,835     2,771,495
Global Bond........................     3,993,518    41,638,975    39,211,916

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

   Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund during 1999, were as follows:

              PORTFOLIO           PURCHASES         SALES
              ---------         ------------     -----------
Large Cap Growth..............  $ 89,011,458     $ 7,044,843
Sovereign Bond................    26,213,293      11,467,449
Emerging Markets..............     5,131,566       1,064,193
International Equity Index....    10,923,858       2,835,181
Global Equity.................       840,747          69,247
Small Cap Growth..............    21,330,420       2,912,577
International Balanced........     1,997,503       1,305,297
Mid Cap Growth................    72,546,135       5,869,822
Large Cap Value...............    17,279,824       6,987,218
Money Market..................   109,170,853      46,259,613
Mid Cap Value.................     4,165,166       6,299,142
Small/Mid Cap Growth..........    10,051,056       9,451,509
Bond Index....................     2,505,684         497,691
Small/Mid Cap CORE............       726,164          75,707
Real Estate Equity............     1,863,894       5,059,987
Growth & Income...............   146,025,612      15,484,630
Managed.......................   152,481,343       7,782,732
Short-Term Bond...............     8,276,902       5,492,155
Small Cap Value...............     2,977,720       4,044,939
International Opportunities...     3,171,859       1,795,813
Equity Index..................    45,616,620       4,145,006
High Yield Bond...............     3,471,599         899,833
Global Bond...................     9,943,415       5,942,759

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

4.  NET ASSETS

Accumulation shares attributable to net assets of contractowners and accumulation share values for each subaccount at December 31, 1999 were as follows:

                                 INDEPENDENCE PREFERRED                    MARKETPLACE
                           --------------------------------      -----------------------------
                           ACCUMULATION         ACCUMULATION     ACCUMULATION     ACCUMULATION
  PORTFOLIO                   SHARES            SHARE VALUES        SHARES        SHARE VALUES
  ---------                --------------      ------------      ------------     ------------
Large Cap Growth........        5,833,331           $ 32.25            18,468           $20.67
Sovereign Bond..........        5,931,655             13.49            21,925            11.35
Emerging Markets
 Equity.................          135,743             16.55             1,960            16.64
International Equity
 Index..................        1,704,027             17.14             6,545            14.92
Global Equity...........           14,081             12.60               157            12.67
Small Cap Growth........        2,069,208             20.99             8,437            24.63
International Balanced            504,567             12.86             1,534            12.51
Mid Cap Growth..........        2,998,631             34.44            22,901            38.67
Large Cap Value.........        2,783,154             15.64             9,899            13.42
Money Market............        5,770,707             12.06            63,854            11.18
Mid Cap Value...........        1,730,786             13.61             9,757            11.40
Small/Mid Cap Growth            2,890,485             18.75             2,714            13.02
Bond Index..............           38,332              9.60             1,274             9.65
Small/Mid Cap CORE......            8,037             12.70               309            12.77
Real Estate Equity......        1,039,395             13.64             4,942             9.54
Growth & Income.........       15,929,656             29.01            49,910            18.01
Managed.................       22,727,267             20.13             9,282            14.75
Short-Term Bond.........        1,597,049             12.33             5,371            11.15
Small Cap Value.........        1,299,643             11.92             5,742            11.29
International
 Opportunities..........          891,023             15.99             2,965            15.30
Equity Index............        3,820,327             22.33            44,600            18.57
High Yield Bond.........           65,907             10.24               273            10.29
Global Bond.............        1,939,274             11.76            11,459            11.22

                                          INDEPENDENCE 2000
                                  -------------------------------
                                  ACCUMULATION       ACCUMULATION
  PORTFOLIO                          SHARES          SHARE VALUES
  ---------                       ------------       ------------
Large Cap Growth........             1,751,789            $ 48.81
Sovereign Bond..........             2,399,088              18.25
Emerging Markets                       176,041              16.57
 Equity.................
International Equity                   369,879              20.74
 Index..................
Global Equity...........                73,383              12.61
Small Cap Growth........               948,799              21.07
International Balanced                 152,750              12.91
Mid Cap Growth..........             1,966,520              34.56
Large Cap Value.........             1,452,518              15.70
Money Market............             5,228,107              13.91
Mid Cap Value...........               690,490              13.66
Small/Mid Cap Growth                   136,721              18.83
Bond Index..............               164,343               9.61
Small/Mid Cap CORE......                50,818              12.71
Real Estate Equity......                67,262              20.03
Growth & Income.........             3,730,417              42.42
Managed.................             6,518,050              27.95
Short-Term Bond.........               891,804              12.38
Small Cap Value.........               473,719              11.96
International                          200,762              16.05
 Opportunities..........
Equity Index............             2,413,276              22.41
High Yield Bond.........               204,299              10.25
Global Bond.............             1,376,775              11.81

5. TRANSACTIONS WITH AFFILIATES

   John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund. Certain officers of the Account are officers and directors of JHVLICO or the Fund.

                         PROSPECTUS DATED MAY 1, 2000

                         MARKETPLACE VARIABLE ANNUITY

    an individual deferred combination fixed and variable annuity contract issued by

           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

  The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

  VARIABLE INVESTMENT OPTION      MANAGED BY
  --------------------------      ----------
  Managed...................      Independence Investment Associates, Inc.
  Growth & Income...........      Independence Investment Associates, Inc.
  Equity Index..............      State Street Global Advisors
  Large Cap Value...........      T. Rowe Price Associates, Inc.
  Large Cap Growth..........      Independence Investment Associates, Inc.
  Mid Cap Value.............      Neuberger Berman, LLC
  Mid Cap Growth............      Janus Capital Corporation
  Real Estate Equity........      Independence Investment Associates, Inc.
  Small/Mid Cap CORE........      Goldman Sachs Asset Management
  Small/Mid Cap Growth......      Wellington Management Company, LLP
  Small Cap Value...........      INVESCO Management & Research
  Small Cap Growth..........      John Hancock Advisers, Inc.
  Global Balanced...........      Brinson Partners, Inc.
  International Equity
    Index...................      Independence International Associates, Inc.
  International
    Opportunities...........      Rowe Price-Fleming International, Inc.
  Emerging Markets Equity...      Morgan Stanley Dean Witter Investment Management
                                     Inc.
  Short-Term Bond...........      Independence Investment Associates, Inc.
  Bond Index................      Mellon Bond Associates, LLP
  Active Bond...............      John Hancock Advisers, Inc.
  Global Bond...............      J.P. Morgan Investment Management, Inc.
  High Yield Bond...........      Wellington Management Company, LLP
  Money Market..............      John Hancock Life Insurance Company

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following the John Hancock Variable Series Trust I ("the Trust"). In this prospectus, the investment options of the Trust are referred to as "funds". In the prospectuses for the Trust, the investment options may also be referred to as "funds", "portfolios" or "series".

  The Trust is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Trust. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Trust. The Trust prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

  For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

  We refer to the variable investment options and the fixed investment option together as "investment options."


                    MARKETPLACE TELESALES SERVICING CENTER
                    --------------------------------------


           Express Delivery                       U.S. Mail
           ----------------                       ---------
       200 Clarendon Street (T-22)              P.O. Box 787
            Boston, MA 02117                Boston, MA 02117-9910

         Phone: 1-800-732-6262               Fax: 1-888-553-4732

         ************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                           GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     . The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

     . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information."
       This gives some basic information about the size and past performance of the variable investment options.

 The Trust's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.


                               IMPORTANT NOTICES

 This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

  We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2000. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 30.

  The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                              INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                               PAGE

  Annuity direct deposit program .......................    6
  Accumulation units...................................    20
  Annuitant............................................     9
  Annuity payments.....................................    21
  Annuity period.......................................    11
  Contract year........................................    10
  Date of issue........................................    10
  Date of maturity.....................................    21
  Funds................................................     2
  Fixed investment option..............................     2
  Investment options...................................     2
  Premium payments.....................................     9
  Surrender value......................................    16
  Surrender............................................    16
  Variable investment options.......................... cover
  Withdrawal...........................................    16

                                   FEE TABLE

  The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

OWNER TRANSACTION EXPENSES AND ANNUAL CONTRACT FEE

     .Maximum Withdrawal Charge                          None
     .Annual Contract Fee (applies only to contracts of less than $10,000) $30

ANNUAL CONTRACT EXPENSES (AS A % OF THE AVERAGE TOTAL VALUE OF THE CONTRACT)

  Mortality and Expense Risk Charge                          0.75%
  Administrative Services Charge                             0.25%
  Total Annual Contract Charge                               1.00%


  These annual contract expenses don't apply to amounts held in the fixed investment option.

ANNUAL FUND EXPENSES (BASED ON % OF AVERAGE NET ASSETS)


  The Funds must pay investment management fees and other operating expenses. These fees and expenses are different for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The following figures for the Funds are based on historical Fund expenses, as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 1999, except as indicated in the Notes beginning on page 6. Expenses of the Funds are not fixed or specified under the terms of the contracts, and expenses may vary from year to year.

                          Investment    Other    Total Fund   Other Operating
                          Management  Operating  Operating     Expenses Absent
Fund Name                     Fee     Expenses    Expenses      Reimbursement
---------                 ----------  ---------  ----------  ------------------
JOHN HANCOCK VARIABLE
 SERIES TRUST I (NOTE 1):
Managed..................   0.32%       0.03%      0.35%           0.03%
Growth & Income..........   0.25%       0.03%      0.28%           0.03%
Equity Index.............   0.14%       0.00%      0.14%           0.08%
Large Cap Value..........   0.74%       0.10%      0.84%           0.11%
Large Cap Growth.........   0.36%       0.03%      0.39%           0.03%
Mid Cap Value............   0.80%       0.10%      0.90%           0.12%
Mid Cap Growth...........   0.82%       0.10%      0.92%           0.11%
Real Estate Equity.......   0.60%       0.10%      0.70%           0.10%
Small/Mid Cap CORE.......   0.80%       0.10%      0.90%           0.66%
Small/Mid Cap Growth.....   0.75%       0.10%      0.85%           0.10%
Small Cap Value..........   0.80%       0.10%      0.90%           0.16%
Small Cap Growth.........   0.75%       0.10%      0.85%           0.14%
Global Balanced *........   0.85%       0.10%      0.95%           0.46%
International Equity
 Index...................   0.16%       0.10%      0.26%           0.22%
International
 Opportunities...........   0.87%       0.10%      0.97%           0.29%
Emerging Markets Equity     1.27%       0.10%      1.37%           2.17%
Short-Term Bond..........   0.30%       0.10%      0.40%           0.13%
Bond Index...............   0.15%       0.10%      0.25%           0.20%
Active Bond *............   0.25%       0.03%      0.28%           0.03%
Global Bond..............   0.69%       0.10%      0.79%           0.15%
High Yield Bond..........   0.65%       0.10%      0.75%           0.39%
Money Market.............   0.25%       0.06%      0.31%           0.06%

NOTES TO ANNUAL FUND EXPENSES

  (1) John Hancock Variable Series Trust I Funds' percentages reflect management fees and other fund expenses based on the allocation methodology and expense reimbursement policy adopted April 23, 1999. Under the policy, John Hancock Life Insurance Company voluntarily reimburses a Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets (0.00% for Equity Index).

  * Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".




EXAMPLES

The following examples on page 7 illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes or any fees for optional benefit riders. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume Fund expenses at rates set forth above for 1999, after reimbursements. The annual contract fee has been included as an annual percentage of assets.

  If you begin receiving payments under one of our annuity payment options at the end of one of the following periods, if you maintain your contract in force, or if you surrender ("turn in") your contact at the end of one of the applicable periods, you would pay:

                            1 YEAR   3 YEARS  5 YEARS   10 YEARS

Managed                       $14      $43      $ 75      $165
Growth & Income               $13      $41      $ 71      $157
Equity Index                  $12      $37      $ 64      $141
Large Cap Value               $19      $58      $101      $218
Large Cap Growth              $14      $45      $ 77      $169
Mid Cap Value                 $19      $60      $104      $224
Mid Cap Growth                $20      $61      $105      $227
Real Estate Equity            $17      $54      $ 93      $203
Small/Mid Cap Growth          $19      $59      $101      $219
Small/Mid Cap CORE            $19      $60      $104      $224
Small Cap Value               $19      $60      $104      $224
Small Cap Growth              $19      $59      $101      $219
Global Balanced               $20      $62      $106      $230
International Equity Index    $13      $41      $ 70      $155
International Opportunities   $20      $62      $107      $232
Emerging Markets Equity       $24      $75      $128      $273
Short-Term Bond               $14      $45      $ 78      $170
Bond Index                    $13      $40      $ 70      $153
Active Bond                   $13      $41      $ 71      $157
Global Bond                   $18      $57      $ 98      $213
High Yield Bond               $18      $56      $ 96      $208
Money Market                  $14      $42      $ 73      $160

                               BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

 QUESTION                                                                PAGES TO SEE
 --------                                                                ------------
What is the contract?...................................................     9

Who owns the contract?..................................................     9

Is the owner also the annuitant?........................................     9

How can I invest money in a contract?...................................     9

How will the value of my investment in the contract change over time?...    10

What annuity benefits does the contract provide?........................    11

What are the tax consequences of owning a contract?.....................    12

How can I change my contract's investment allocations?..................    13

What fees and charges will be deducted from my contract?................    15

How can I withdraw money from my contract?..............................    16

What happens if the annuitant dies before my contract's date
  of maturity?..........................................................    18

Can I return my contract?...............................................    18

WHAT IS THE CONTRACT?

  The contract is a "deferred payment variable annuity contract." An annuity contract provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a deferred payment contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a variable annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner.
 However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

  Again, that's up to you. The annuitant is the person upon whose death the contract's death benefit becomes payable. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. In many cases, the same person is both the annuitant and the owner of a contract. However, you are free to name another person as annuitant.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract "premiums" or "premium payments." In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $2,000 to open an individual retirement account or $1,000 to begin the annuity direct deposit program. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $50.

Applying for a contract

  You can purchase a contract by (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the MarketPlace Telesales Servicing Center (referred to as the "Servicing Center").

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  We measure the years and anniversaries of your contract from its date of issue. We use the term "contract year" to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

  You can make premium payments of up to $500,000 in any one contract year. The total of all new premium payments and transfers that you may allocate to any one variable investment option per contract year may not exceed $500,000 less any amount previously transferred into such variable investment option during that contract year. The total amount of premium payments and transfers that you may allocate to the fixed investment option per contract year may not exceed $100,000 (after the initial premium payment of up to $500,000) less any amount previously transferred into the fixed investment option during that contract year. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85/th/ birthday.

  We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

  Premium payments made by check or money order must be:

     . drawn on a U.S. bank,

     . drawn in U.S. dollars, and

     . made payable to "John Hancock."

  Premium payments after the initial premium payment should be sent to the Servicing Center at one of the addresses shown on page 1 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. In addition you can make payments automatically from your checking account via the annuity direct deposit program. You can find information about methods of premium payment by contacting your JHVLICO representative or by contacting the Servicing Center.

  Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the Servicing Center.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

  Prior to a contract's date of maturity, the amount you've invested in any VARIABLE INVESTMENT OPTION will increase or decrease based upon the investment experience of the corresponding

Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares.

  Like a regular mutual fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table beginning on page 5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 15.

  Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

  Under current practice, we credit interest to amounts allocated to the fixed investment option based on the size of the initial premium payment, We credit a higher rate for initial premium payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

  At any time before the date of maturity, your "TOTAL VALUE OF YOUR CONTRACT" equals

     . the total amount you invested,

     . minus all charges we deduct,

     . minus all withdrawals you have made,

     . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

     . plus the interest we credit to any of your contract's value while it is in the fixed investment option.

 WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

  If your contract is still in effect on its date of maturity, it enters what is called the "annuity period". During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  You should carefully review the discussion under "The annuity period," beginning on page 21, for information about all of these choices you can make.

 WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

     . partial withdrawal (including systematic withdrawals)

     . full withdrawal ("surrender")

     . payment of death benefit proceeds as a single sum upon your death or the annuitant's death

     . periodic payments under one of our annuity payment options

 How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as

     . the type of the distribution

     . when the distribution is made

     . the circumstances under which the payments are made

  If your contract is issued in connection with an individual retirement annuity plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, some retirement plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED

PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

 HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the Servicing CenterServicing Center.

  At any one time, you may invest in up to 10 of the 24 investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

  Up to 12 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option. Transfers under our dollar-cost averaging program count toward the12 transfers you are allowed each year.

  A number of restrictions apply to transfers in general.  You may NOT

     . transfer assets within 30 days prior to the contract's date of maturity,

     . transfer more than $500,000 in a contract year from any one variable investment option, without our prior approval,

     . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

     . make any transfer during the annuity period that would result in more than four investment options being used at once.

  In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may NOT

     . transfer assets to or from the fixed investment option during the annuity period,

     . transfer or deposit (exclusive of the initial premium payment) more than $100,000 into the fixed investment option during a contract year,

     . make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

     . transfer out of the fixed investment option more than once during a contract year and only on or within 30 days after the anniversary of your contract's issuance,

     . transfer or deposit money into the fixed investment option after the 10th contact year, or


     . transfer out of the fixed investment option, in any one contract year, more than the greater of 20% of your assets in the fixed investment option or $500.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a Fund. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Servicing Center at the one of the locations shown on page 2. Your request should include

     . your name,

     . daytime telephone number,

     . contract number,

     . the names of the investment options being transferred to and from each, and

     . the amount of each transfer.

 The request becomes effective on the day we receive your request, in proper form, at the Servicing Center.

Telephone transfers

  Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  The contracts are not designed for professional market timing organizations or other persons or other entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

 WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

  We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contract. On an annual basis, this charge equals 0.75% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our fixed investment option.)

  In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

  We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.25% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

  Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

 HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

  Prior to your contract's date of maturity, if the annuitant is living, you may:

     . surrender your contract for a cash payment of its "surrender value," or

     . make a partial withdrawal of the surrender value.

  The "surrender value" of a contract is the total value of a contract, MINUS the annual contract fee and any applicable premium tax . We will determine the amount surrendered or withdrawn as of the date we receive your request at the Servicing Center.

  Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
25. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any portion taxable of the withdrawal taxable.

  We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

  Without our prior approval, you may not make a partial withdrawal

     . for an amount less than $100, or

     . if the remaining total value of your contract would be less than $1,000.

   A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

  You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plan

  Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. See "How will the value of my contract change over time?" beginning on page 10. The same tax consequences also generally will apply.

  The following conditions apply to systematic withdrawal plans:

     . you may elect the plan only if the total value of your contract equals $25,000 or more.

     . the amount of each systematic withdrawal must equal at least $100.

     . if the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

     . you may cancel the plan at any time.

     . we reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Dollar-cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

     . you may elect the program only if the total value of your contract equals
       $20,000 or more.

     . the amount of each transfer must equal at least $250.

     . you may change your dollar-cost averaging instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

     . you may discontinue the program at any time.

     . the program continues until the earlier of (1) 12, 24, or 36 months
       (whichever you elect) or (2) full liquidation of the variable investment option from which we are taking the transfers.

     . automatic transfers to or from the fixed investment option are not permitted.

     . we reserve the right to terminate the program at any time.

 WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

  If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greater of:

     (1) the total value of your contract, or

     (2) the total amount of premium payments made, minus any partial withdrawals.

   We calculate the dealt benefit as of the day we receive, in proper order at the Servicing Center:

     . proof of the annuitant's death, and

     . any required instructions as to method of settlement.

  Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 23.

 CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states and for contracts issued as "IRAs" ) after you receive it. To cancel your contract, simply deliver or mail it to JHVLICO at one of the addresses shown on page 2.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA", you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                            ADDITIONAL INFORMATION

  This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 9 through 18.

  CONTENTS OF THIS SECTION                                     PAGES TO SEE

  Description of JHVLICO......................................      20

  Who should purchase a contract..............................      20

  How we support the variable investment options..............      20

  The accumulation period.....................................      20

  The annuity period..........................................      21

  Variable investment option valuation procedures.............      23

  Distribution requirements following death of owner..........      24

  Miscellaneous provisions....................................      25

  Tax information.............................................      25

  Performance information.....................................      28

  Reports.....................................................      28

  Voting privileges...........................................      28

  Certain changes.............................................      29

  Distribution of contracts...................................      29

  Experts.....................................................      29

  Registration statement......................................      30

  Condensed Financial Information.............................      31

  Appendix - Illustrative values and annuity payment tables...      34

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company organized, in 1979, under the
laws of the Commonwealth of Massachusetts.   We have authority to transact
business in all states, except New York. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. At year end 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation.


  It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We provide general federal income tax information for contracts not purchased in connection with a tax qualified retirement plan beginning on page 25. We also designed the contracts for purchase under traditional individual retirement accounts satisfying Section 408 of the Code.

 HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the Fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Trust's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

 THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment or transfer that you allocate to a variable investment option purchases "accumulation units" of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

dollar amount of transaction DIVIDED BY value of one accumulation unit for the applicable variable investment option at the time of such transaction

  The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

  Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

number of accumulation units in the variable investment options TIMES value of one accumulation unit for the applicable variable investment option that time


Your value in the fixed investment option

  On any date, the total value of your contract in the fixed investment option equals:

     . the amount of premium payments or transferred amounts allocated to the fixed investment option, MINUS

     . the amount of any withdrawals or transfers paid out of the fixed investment option, PLUS

     . interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, MINUS

     . the amount of any charges and fees deducted from fixed investment option.

 THE ANNUITY PERIOD

Date of maturity

  Your contract specifies the annuitant's 85/th/ birthday as the date of maturity, when payments from one of our annuity options are scheduled to begin. You may subsequently elect a different date of maturity. Unless we otherwise permit, new selection must be

     . at least 12 months after the date the first premium payment is applied to your contract and

     . no later than the annuitant's 85/th/ birthday.

   The Servicing Center must receive your new selection at least 31 days prior to the new date of maturity. Also, if you are selecting or changing your date of maturity for a contract issued under an IRA, special limits apply. (See "Contracts purchased as traditional IRAs," beginning on page 26.)

Choosing fixed or variable annuity payments

  During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

  We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

  Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

  Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 23).

  Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

  If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

  Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

     . you have not made an election prior to the annuitant's death;

     . the beneficiary is entitled to payment of a death benefit of at least
       $5,000 in a single sum; and

     . the beneficiary notifies us of the election prior to the date the proceeds become payable.

  You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

  We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

     . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

     . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

     . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

   Assumed investment rate

  The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

  You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

  The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000.
 We then multiply the result by the greater of

     . the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

     . the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

  Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives.
 If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

  Federal income tax requirements currently applicable to contracts used with individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

  If the payee is more than 85 years old on the date of maturity, the following two options are not available:

     . Option A:  "life annuity with 5 years guaranteed" and

     . Option B: "life annuity without further payment on the death of payee."

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading.
 Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

 DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

  If you did not purchase your contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the adjacent box. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

  The Code imposes very similar distribution requirements on contracts used to fund individual retirement annuity plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

   Notice of the death of an owner or annuitant should be furnished promptly to the Servicing Center.

 IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:
     . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.


     . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the entire interest (as discussed below) in the contract on the date of your death must be:
     (1) paid out in full within five years of your death or
     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death
  If you are the annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the annuitant, the entire interest equals
     . the surrender value if paid out in full within five years of your death, or
     . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
 IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN
     . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

 MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

  Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the Servicing Center. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

     . the rights of any assignees of record,

     . the any action taken prior to receipt of the notice, and

     . certain other conditions.

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

 TAX INFORMATION

Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account.
 Currently, we do not anticipate making a charge such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax-qualified plan

   Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

  However, a contract owned other than by a natural person does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

   Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to the payee, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

   Surrenders and withdrawals before date of maturity

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. The taxable portion generally equals the amount, if any, by which the payment exceeds your then investment in the contract. If you assign or pledge any part your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by JHVLICO or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

   Penalty for premature withdrawals

  The taxable portion of any withdrawal or single sum payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

Diversification requirements

  Each of the Funds of the Trust intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the Fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of Fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

   Contracts purchased as traditional IRAs

  A traditional individual retirement annuity (as defined in Section 408 of the
Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of (a) 100% of compensation includable in your gross
income, or   (b) $2,000 per year. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job).
 You can generally contribute up to $2,000 for each of you and your spouse (or, if less, your combined compensation).

  You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return. The amount of your deduction is based on the following factors:

     . whether you or your spouse is an active participant in an employer sponsored retirement plan,

     . your federal income tax filing status, and

     . your "Modified Adjusted Gross Income".

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or any annuity payment, may be excluded from your taxable income when you receive the proceeds. In general, all other amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply similar to those described above for such non-qualified contracts).

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

   Roth IRAs

  The contracts are not designed for Roth IRAs. In general, you may contribute up to $2,000 each year for a type of non-deductible IRA contract, known as a Roth IRA. Any contributions made during the year for any other IRA you have will reduce the amount you otherwise could contribute to a Roth IRA. If a Roth IRA is held for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

     . after you reach age 59 1/2,

     . on your death or disability, or

     . to qualified first-time homebuyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments received from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of contributions is taxable t as ordinary income and possibly subject to the 10% penalty tax.

  You can convert a traditional IRA to a Roth IRA, unless

     . you have adjusted gross income over $100,000, or

     . you are a married taxpayer filing a separate return.

 The $2,000 Roth IRA contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax-qualified plans, such as IRAs. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

See your own tax adviser

  The above description of Federal income tax consequences to owners of and payees under contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of Federal estate and gift tax or state tax consequences. The rules under the Code governing IRAs are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, you should consult a qualified tax adviser.

 PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level"
performance.   In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option. Total return at the Account level is the percentage change between

     . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

     . the value at the end of such period.

  At the Account level, total return reflects adjustments for

     . the mortality and expense risk charges,

     . the administrative charge, and

     . the annual contract fee.

 Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Trust level where comparable charges are not deducted.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. CURRENT YIELD refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

  EFFECTIVE YIELD is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

  Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax .

 REPORTS

  At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Trust.

 VOTING PRIVILEGES

  At meetings of the Trust's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

 CERTAIN CHANGES

  We reserve the right, subject to applicable law, including any required shareholder approval,

     . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

     . to add or delete variable investment options,

     . to change the underlying investment vehicles,

     . to operate the Account in any form permitted by law, and

     . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

 DISTRIBUTION OF CONTRACTS

  Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117.
 Signator is a subsidiary of John Hancock.

 EXPERTS

  Ernst & Young LLP, independent auditors, have audited the financial statements of John Hancock Variable Life Insurance Company and the Separate Account that appear in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. Those financial statements are included in the registration statement in reliance upon Ernst & Young's reports given upon the firm's authority as experts in accounting and auditing.

 REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                            page of SAI
VARIATIONS IN CHARGES......................  2
DISTRIBUTION...............................  2
CALCULATION OF PERFORMANCE DATA............  2
OTHER PERFORMANCE INFORMATION..............  4
CALCULATION OF ANNUITY PAYMENTS............  5
ADDITIONAL INFORMATION ABOUT DETERMINING
 UNIT VALUES...............................  7
PURCHASES AND REDEMPTIONS OF FUND SHARES...  8
THE ACCOUNT................................  8
DELAY OF CERTAIN PAYMENTS..................  8
LIABILITY FOR TELEPHONE TRANSFERS..........  8
VOTING PRIVILEGES..........................  9
FINANCIAL STATEMENTS....................... 10

                         CONDENSED FINANCIAL INFORMATION
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

The following table provides selected data for accumulation shares for each period shown. Each period begins on January 1, except that the first year of operation of an investment option begins on the date shown in the Notes at the end of this table.

                                      Year Ended    Year Ended     Year Ended
                                     December 31,  December 31,   December 31,
                                         1999          1998           1997
                                     ------------  ------------   ------------
MANAGED
 Accumulation share value:
 Beginning of period(1)............    $13.653       $11.452        $10.000
  End of period....................     $14.75       $13.653        $11.452
 Number of Accumulation Shares
 outstanding at end of period......      9,282        14,160          3,297
 GROWTH & INCOME
 Accumulation share value:
 Beginning of period (1)...........    $15.653       $12.139        $10.000
  End of period....................     $18.01       $15.653        $12.139
 Number of Accumulation Shares
 outstanding at end of period......     49,910        52,307         20,708
EQUITY INDEX
 Accumulation share value:
 Beginning of period (1)...........    $15.494       $12.184        $10.000
  End of period....................     $18.57       $15.494        $12.184
 Number of Accumulation Shares
 outstanding at end of period......     44,600        36,621          9,924
LARGE CAP VALUE
 Accumulation share value:
 Beginning of period (1)...........    $13.122       $11.131        $10.000
  End of period....................     $13.42       $13.122        $11.131
 Number of Accumulation Shares
 outstanding at end of period......      9,899        10,820        701,999
LARGE CAP GROWTH
 Accumulation share value:
 Beginning of period (1)...........    $16.825       $12.181        $10.000
  End of period....................     $20.67       $16.825        $12.181
 Number of Accumulation Shares
 outstanding at end of period......     18,468        17,430          3,583
MID CAP VALUE
 Accumulation share value:
 Beginning of period...............     $10.91        $12.43         $10.00
  End of period....................     $11.40        $10.91         $12.43
 Number of Accumulation Shares
 outstanding at end of period......      9,757        19,554         14,583
MID CAP GROWTH
 Accumulation share value:
 Beginning of period (1)...........     $17.89        $10.17         $10.00
  End of period....................     $38.67        $17.89         $10.17
 Number of Accumulation Shares
 outstanding at end of period......     22,901         4,598          4,484
REAL ESTATE EQUITY
 Accumulation share value:
 Beginning of period (1)...........      $9.80        $11.88         $10.00
  End of period....................      $9.54         $9.80         $11.88
 Number of Accumulation Shares
 outstanding at end of period......      4,942         7,624          2,221
SMALL/MID CAP GROWTH
 Accumulation share value:
 Beginning of period (1)...........    $12.516       $11.971        $10.000
  End of period....................     $13.02       $12.516        $11.971
 Number of Accumulation Shares
 outstanding at end of period......      2,714         2,099            798

                                      Year Ended    Year Ended     Year Ended
                                     December 31,  December 31,   December 31,
                                         1999          1998           1997
                                     ------------  ------------   ------------
SMALL/MID CAP CORE
 Accumulation share value:
 Beginning of period (2)...........    $10.669       $10.000             --
  End of period....................     $12.77       $10.669             --
 Number of Accumulation Shares
 outstanding at end of period......        309             0             --
SMALL CAP VALUE
 Accumulation share value:
 Beginning of period(1)............    $11.808       $12.683        $10.000
  End of period....................     $11.29       $11.808        $12.683
 Number of Accumulation Shares
 outstanding at end of period......      5,742         7,492          3,877
SMALL CAP GROWTH
 Accumulation share value:
 Beginning of period (1)...........    $14.599       $12.880        $10.000
  End of period....................     $24.63       $14.599        $12.880
 Number of Accumulation Shares
 outstanding at end of period......      8,437         4,165          1,210
GLOBAL BALANCED
 Accumulation share value:
 Beginning of period (1)...........    $12.024       $10.293        $10.000
  End of period....................     $12.51       $12.024        $10.293
 Number of Accumulation Shares
 outstanding at end of period......      1,534           666            395
INTERNATIONAL EQUITY INDEX
 Accumulation share value:
 Beginning of period (1)...........    $11.519        $9.629        $10.000
  End of period....................     $14.92       $11.519         $9.629
 Number of Accumulation Shares
 outstanding at end of period......      6,545         2,769            794
INTERNATIONAL OPPORTUNITES
 Accumulation share value:
 Beginning of period (1)...........    $11.530       $10.047        $10.000
  End of period....................     $15.30       $11.530        $10.047
 Number of Accumulation Shares
 outstanding at end of period......      2,965         2,004          1,014
EMERGING MARKETS EQUITY
 Accumulation share value:
 Beginning of period (2)...........    $9.2690       $10.000             --
  End of period....................     $16.64        $9.269             --
 Number of Accumulation Shares
 outstanding at end of period......      1,960             0             --
SHORT-TERM BOND
 Accumulation share value:
 Beginning of period (1)...........    $10.939       $10.442        $10.000
  End of period....................     $11.15       $10.939        $10.442
 Number of Accumulation Shares
 outstanding at end of period......      5,371         9,164          4,922
BOND INDEX
 Accumulation share value:
 Beginning of period (2)...........    $10.007       $10.000             --
  End of period....................      $9.65       $10.007             --
 Number of Accumulation Shares
 outstanding at end of period......      1,274             0             --
 ACTIVE BOND
 Accumulation share value:
 Beginning of period (1)...........    $11.570       $10.797        $10.000
  End of period....................     $11.35       $11.570        $10.797
 Number of Accumulation Shares
 outstanding at end of period......     21,925        28,119          4,395
GLOBAL BOND
 Accumulation share value:
 Beginning of period (1)...........    $11.587       $11.722        $10.000
  End of period....................     $11.22       $11.587        $11.722
 Number of Accumulation Shares
 outstanding at end of period......     11,459        11,999          5,762

                                      Year Ended    Year Ended     Year Ended
                                     December 31,  December 31,   December 31,
                                         1999          1998           1997
                                     ------------  ------------   ------------
 HIGH YIELD BOND
 Accumulation share value:
 Beginning of period (2)...........     $9.890       $10.000             --
  End of period....................     $10.29        $9.890             --
 Number of Accumulation Shares
 outstanding at end of period......        273             0             --
 MONEY MARKET
 Accumulation share value:
 Beginning of period (1)...........    $10.749       $10.296        $10.000
  End of period....................     $11.18       $10.749        $10.296
 Number of Accumulation Shares
 outstanding at end of period......     63,854        73,430         40,495

  (1) Values shown for 1997 begin on May 1, 1997.
  (2) Values shown for 1998 begin on November 30, 1998.

        APPENDIX - ILLUSTRATIVE CONTRACT VALUE AND ANNUITY PAYMENT TABLES

  The following tables present illustrative periodic contract values and annuity payments that would have resulted under a contract described in this prospectus had such values and payments been based exclusively upon the investment experience of the nine specified variable investment options, assuming investment by each of those investment options in the corresponding Fund of the Trust and its predecessors during the periods shown. We have not illustrated the other investment options because of the limited time that they have been available. The contracts described in this prospectus were first offered in 1997.

   For the years ended December 31, 1986 (and prior thereto), we have calculated the values based upon the actual investment results of the three corresponding variable life insurance managed separate accounts which were the predecessors to the Growth & Income, Active Bond, and Money Market Funds, as if the Funds had been in existence prior to March 28, 1986, the date of its reorganization.

  In the tables, we assume

     . the owner made a single purchase payment of $10,000, net of any deductions from premium payments,

     . charges have been assessed at annual rate of 1.00% for mortality and expense risks and administrative services, and

     . actual investment management fees and other fund expenses for the periods illustrated have also been assessed.

  Absent expense reimbursements by John Hancock to certain of the Funds for some periods, the values illustrated would have been lower.

 WHAT THE TABLES ILLUSTRATE

  Subject to the foregoing, each Table I presents, at yearly intervals, the illustrative periodic contract values for each variable investment option which would have resulted under a contract, if the owner had made a net single purchase payment of $10,000. The contract values are based upon the investment performance of the corresponding Fund.

  Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly variable annuity payments for each variable investment option which would have been received by an annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

  The results shown should not be considered a representation of the future. A program of the type illustrated in the tables does not assure a profit or protect against depreciation in declining markets.

                                 GROWTH & INCOME

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JANUARY 2, 1975

                                                                                Contract value
                                                                                on December 31
Contract Year Commencing                                                       of the same year
------------------------                                                       ----------------
January 1975................................................................     $ 12,819.53
January 1976................................................................       14,966.77
January 1977................................................................       13,228.08
January 1978................................................................       13,894.65
January 1979................................................................       15,986.35
January 1980................................................................       20,643.34
January 1981................................................................       20,623.76
January 1982................................................................       26,146.28
January 1983................................................................       31,543.15
January 1984................................................................       32,710.95
January 1985................................................................       43,647.01
January 1986................................................................       50,007.66
January 1987................................................................       51,447.97
January 1988................................................................       59,612.93
January 1989................................................................       76,444.82
January 1990................................................................       77,614.59
January 1991................................................................       96,797.31
January 1992................................................................      104,360.17
January 1993................................................................      117,099.32
January 1994................................................................      115,292.09
January 1995................................................................      153,196.34
January 1996................................................................      182,154.80
January 1997................................................................      234,162.54
January 1998................................................................      301,957.33
January 1999................................................................      347,462.43

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN JANUARY 1975.

                                    Payment
Month                              For Month
-----                              --------
January 1975.....................   $100.00
January 1976.....................    126.56
January 1977.....................    141.12
January 1978.....................    123.05
January 1979.....................    125.58
January 1980.....................    139.22
January 1981.....................    172.58
January 1982.....................    167.75
January 1983.....................    204.49
January 1984.....................    235.65
January 1985.....................    237.41
January 1986.....................    307.45
January 1987.....................    348.17
January 1988.....................    347.67
January 1989.....................    384.54
January 1990.....................    456.19
January 1991.....................    462.96
January 1992.....................    530.83
January 1993.....................    583.54
January 1994.....................    631.13
January 1995.....................    602.56
January 1996.....................    768.39
January 1997.....................    888.58
January 1998.....................  1,057.91
January 1999.....................  1,363.39
January 2000.....................  1,512.89

  The amounts shown are based on the investment performance of the Growth & Income Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                     ACTIVE BOND (FORMERLY "SOVEREIGN BOND")

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JUNE 2, 1980

                                                                                  Contract value
                                                                                  on December 31
Contract year Commencing                                                         of the same year
------------------------                                                        ------------------
June 1980......................................................................     $10,253.83
June 1981......................................................................      10,562.69
June 1982......................................................................      13,469.69
June 1983......................................................................      14,149.83
June 1984......................................................................      16,041.33
June 1985......................................................................      19,306.75
June 1986......................................................................      21,698.31
June 1987......................................................................      22,052.03
June 1988......................................................................      23,615.71
June 1989......................................................................      26,354.41
June 1990......................................................................      28,015.98
June 1991......................................................................      32,360.46
June 1992......................................................................      34,492.94
June 1993......................................................................      37,828.50
June 1994......................................................................      36,490.86
June 1995......................................................................      43,187.99
June 1996......................................................................      44,514.03
June 1997......................................................................      48,526.20
June 1998......................................................................      51,999.07
June 1999......................................................................      50,997.13

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN JUNE 1980:

                                                                                Payment
Month                                                                          For Month
-----                                                                          ---------
June 1980....................................................................   $100.00
June 1981....................................................................     96.41
June 1982....................................................................    105.17
June 1983....................................................................    126.21
June 1984....................................................................    120.98
June 1985....................................................................    145.80
June 1986....................................................................    165.31
June 1987....................................................................    166.02
June 1988....................................................................    172.28
June 1989....................................................................    181.81
June 1990....................................................................    187.02
June 1991....................................................................    200.83
June 1992....................................................................    215.21
June 1993....................................................................    230.96
June 1994....................................................................    224.68
June 1995....................................................................    238.43
June 1996....................................................................    243.64
June 1997....................................................................    251.72
June 1998....................................................................    268.27
June 1999....................................................................    267.58

  The amounts shown are based on the investment performance of the Active Bond Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                 MONEY MARKET

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED MAY 13, 1982

                                                                                  Contract value
                                                                                  on December 31
Contract Year Commencing                                                         of the same year
------------------------                                                         ----------------
May 1982.......................................................................     $10,482.07
May 1983.......................................................................      11,284.20
May 1984.......................................................................      12,347.06
May 1985.......................................................................      13,220.56
May 1986.......................................................................      13,966.07
May 1987.......................................................................      14,753.06
May 1988.......................................................................      15,728.09
May 1989.......................................................................      17,018.29
May 1990.......................................................................      18,236.49
May 1991.......................................................................      19,134.06
May 1992.......................................................................      19,633.91
May 1993.......................................................................      20,033.99
May 1994.......................................................................      20,646.91
May 1995.......................................................................      21,624.80
May 1996.......................................................................      22,551.18
May 1997.......................................................................      23,545.36
May 1998.......................................................................      24,579.76
May 1999.......................................................................      25,565.94

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN MAY 1982.

                                                                               Payment
Month                                                                         For Month
-----                                                                         ---------
May 1982....................................................................   $100.00
May 1983....................................................................    103.76
May 1984....................................................................    108.45
May 1985....................................................................    114.21
May 1986....................................................................    117.81
May 1987....................................................................    119.65
May 1988....................................................................    122.42
May 1989....................................................................    127.07
May 1990....................................................................    132.40
May 1991....................................................................    136.49
May 1992....................................................................    137.10
May 1993....................................................................    135.53
May 1994....................................................................    133.62
May 1995....................................................................    134.22
May 1996....................................................................    135.58
May 1997....................................................................    136.62
May 1998....................................................................    137.90
May 1999....................................................................    138.78

  The amounts shown are based on the investment performance of the Money Market Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                               LARGE CAP GROWTH

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 24, 1987

                                                                              Contract value
                                                                              on December 31
Contract Year Commencing                                                     of the same year
------------------------                                                    ------------------
November 1987..............................................................     $10,243.86
November 1988..............................................................      11,672.16
November 1989..............................................................      14,984.57
November 1990..............................................................      15,863.60
November 1991..............................................................      19,703.88
November 1992..............................................................      21,447.52
November 1993..............................................................      24,167.30
November 1994..............................................................      23,693.18
November 1995..............................................................      30,879.50
November 1996..............................................................      36,157.66
November 1997..............................................................      46,879.34
November 1998..............................................................      64,751.95
November 1999..............................................................      79,537.96

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN NOVEMBER 1987.

                                     Payment
Month                               For Month
-----                               ---------
November 1987.....................   $100.00
November 1988.....................    110.03
November 1989.....................    136.28
November 1990.....................    137.37
November 1991.....................    142.37
November 1992.....................    172.31
November 1993.....................    194.04
November 1994.....................    187.98
November 1995.....................    225.72
November 1996.....................    262.63
November 1997.....................    322.95
November 1998.....................    387.15
November 1999.....................    492.82

  The amounts shown are based on the investment performance of the Large Cap Growth Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                    MANAGED

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 9, 1987

                                                                             Contract value
                                                                             on December 31
Contract Year Commencing                                                    of the same year
------------------------                                                    ---------------
November 1987.............................................................     $10,232.70
November 1988.............................................................      11,334.40
November 1989.............................................................      13,393.61
November 1990.............................................................      13,801.73
November 1991.............................................................      16,668.31
November 1992.............................................................      17,775.86
November 1993.............................................................      19,642.61
November 1994.............................................................      19,013.90
November 1995.............................................................      23,925.00
November 1996.............................................................      26,225.50
November 1997.............................................................      30,829.41
November 1998.............................................................      36,754.85
November 1999.............................................................      39,701.07

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN NOVEMBER 1987.

                                     Payment
Month                               For Month
-----                               ---------
November 1987.....................   $100.00
November 1988.....................    110.31
November 1989.....................    122.50
November 1990.....................    116.05
November 1991.....................    138.17
November 1992.....................    144.89
November 1993.....................    159.95
November 1994.....................    150.56
November 1995.....................    174.25
November 1996.....................    187.53
November 1997.....................    210.06
November 1998.....................    230.11
November 1999.....................    254.74

  The amounts shown are based on the investment performance of the Managed Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                              REAL ESTATE EQUITY

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 14, 1989

                                                                              Contract value
                                                                              on December 31
Contract Year Commencing                                                     of the same year
------------------------                                                     ----------------
February 1989...............................................................    $10,411.79
February 1990...............................................................      8,096.26
February 1991...............................................................     10,702.17
February 1992...............................................................     12,292.77
February 1993...............................................................     14,276.57
February 1994...............................................................     14,539.51
February 1995...............................................................     16,166.74
February 1996...............................................................     21,298.75
February 1997...............................................................     24,717.57
February 1998...............................................................     20,383.04
February 1999...............................................................     19,839.95

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN FEBRUARY 1989.

                                     Payment
Month                               For Month
-----                               ---------
February 1989......................  $100.00
February 1990......................    96.30
February 1991......................    86.16
February 1992......................   101.00
February 1993......................   117.29
February 1994......................   121.19
February 1995......................   115.20
February 1996......................   128.27
February 1997......................   163.25
February 1998......................   175.99
February 1999......................   141.41
February 2000......................   137.07

  The amounts shown are based on the investment performance of the Real Estate Equity Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                          INTERNATIONAL EQUITY INDEX

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 10, 1989

                                                                              Contract value
                                                                              on December 31
Contract Year Commencing                                                     of the same year
------------------------                                                     ----------------
February 1989..............................................................     $11,110.62
February 1990..............................................................      10,127.48
February 1991..............................................................      12,370.78
February 1992..............................................................      12,046.28
February 1993..............................................................      15,754.61
February 1994..............................................................      14,645.35
February 1995..............................................................      15,661.96
February 1996..............................................................      16,931.02
February 1997..............................................................      15,921.47
February 1998..............................................................      19,045.02
February 1999..............................................................      24,676.49

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN FEBRUARY 1989.

                                     Payment
Month                               For Month
-----                               ---------
February 1989......................  $100.00
February 1990......................    97.16
February 1991......................    90.62
February 1992......................   105.09
February 1993......................    99.92
February 1994......................   126.30
February 1995......................   106.20
February 1996......................   118.06
February 1997......................   119.29
February 1998......................   112.74
February 1999......................   150.21

  The amounts shown are based on the investment performance of the International Equity Index Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                SHORT-TERM BOND

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED SEPTEMBER 23, 1994

                                                                               Contract value
                                                                               on December 31
Contract Year Commencing                                                      of the same year
------------------------                                                      ----------------
September 1994...............................................................    $ 9,923.81
September 1995...............................................................     10,955.04
September 1996...............................................................     11,237.26
September 1997...............................................................     11,779.75
September 1998...............................................................     12,340.88
September 1998...............................................................     12,340.88
September 1999...............................................................     12,580.32

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN SEPTEMBER 1994

                                     Payment
Month                               For Month
-----                               ---------
September 1994....................   $100.00
September 1995....................    103.33
September 1996....................    103.12
September 1997....................    104.45
September 1998....................    106.75
September 1999....................    105.07

  The amounts shown are based on the investment performance of the Short-Term Bond Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                               SMALL/MID CAP GROWTH

 TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE CONTRACT VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED SEPTEMBER 23, 1994

                                                                               Contract value
                                                                               on December 31
Contract Year Commencing                                                      of the same year
------------------------                                                      ----------------
September 1994...............................................................    $ 9,922.70
September 1995...............................................................     13,357.06
September 1996...............................................................     17,236.19
September 1997...............................................................     17,576.34
September 1998...............................................................     18,377.45
September 1999...............................................................     19,131.08

 TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN SEPTEMBER 1994

                                     Payment
Month                               For Month
-----                               ----------
September 1994....................   $100.00
September 1995....................    125.93
September 1996....................    100.11
September 1997....................    106.20
September 1998....................    106.74
September 1999....................    201.41

  The amounts shown are based on the investment performance of the Small/Mid Cap Growth Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed
investment rate of       3 1/2% per annum. The amounts shown do not reflect the
deduction for any applicable premium tax. See text preceding the tables.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                          SUPPLEMENT DATED MAY 1, 2000

                                       TO

                          PROSPECTUS DATED MAY 1, 2000

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to MARKETPLACE VARIABLE ANNUITY contracts delivered or issued for delivery on or before May 1, 2000:

     (1) Your contract enables you to invest in the Global Equity variable investment option. If you select this variable investment option, we will invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). We may modify or delete this investment option in the future.

     (2) The Annual Fund Expenses table on page 5 of the prospectus is supplemented with the following information on the Global Equity variable investment option:

                           Investment    Other    Total Fund   Other Operating
                           Management  Operating  Operating     Expenses Absent
Fund Name                      Fee     Expenses    Expenses      Reimbursement
---------                  ----------  ---------  ----------  ------------------
JOHN HANCOCK VARIABLE
 SERIES TRUST I (SEE
 NOTE 1 ON PAGE 6):
Global Equity............     0.90%       0.10%      1.00%           0.50%

     (3) The example on page 7 of the prospectus is supplemented with the following information on the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to the Global Equity variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional benefit riders; actual expense may be greater or less than those shown above and in the Fee table on page 5 of the prospectus):

       If you begin receiving payments under one of our annuity payment options at the end of one of the following periods, if you maintain your contract in force, or if you surrender ("turn in") your contact at the end of one of the applicable periods, you would pay $21 at the end of 1 year; $63 at the end of 3 years; $106 at the end of 5 years; and $235 at the end of 10 years.

     (4) The Global Equity variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the prospectus (See "How can I change my contract's investment allocations?" beginning on page 13 of the prospectus.)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                    SUPPLEMENT DATED MAY 1, 2000 - CONTINUED

     (5) The Condensed Financial Information table beginning on page 31 is supplemented with the following selected data for Marketplace accumulation units for the Global Equity investment option. Values shown for 1998 begin on November 30, 1998:

                                              Year Ended           Year Ended
                                           December 31, 1999    December 31, 1998
                                          ----------------------------------------
GLOBAL EQUITY
 Accumulation share value:
 Beginning of period.....................      $10.305              $10.000
  End of period..........................       $12.67              $10.305
 Number of Accumulation Shares
 outstanding at end of period............          157                    0

  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
  -----------------------------------------------------------------------------
FOR THE TRUST THAT CONTAINS DETAILED INFORMATION ABOUT THE GLOBAL EQUITY FUND.
------------------------------------------------------------------------------
BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING THE GLOBAL EQUITY
-----------------------------------------------------------------------------
INVESTMENT OPTION.
------------------

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2000.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         Chief Executive Officer



Attest:    /s/ PETER SCAVONGELLI
           ----------------------
           Peter Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ PATRICK F. SMITH
--------------------
Patrick F. Smith           Controller (Principal Accounting     May 1, 2000
                           Officer and Acting Principal
                           Financial Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board
for herself and as         and President (Acting Principal
Attorney-in-Fact           Executive Officer)                   May 1, 2000

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director
            Bruce M. Jones         Director
            Paul Strong            Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2000.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ Michele G. Van Leer
                                     -----------------------
                                     Michele G. Van Leer
                                     Chief Executive Officer



Attest   /s/ PETER SCAVONGELLI
         ----------------------
         Peter Scavongelli
         Secretary

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

  1.    Condensed Financial Information (Part A).
  2.    Statement of Assets and Liabilities, John Hancock Variable Annuity
        Account I, at December 31, 1999. (Part B)
  3. Statement of Operations, John Hancock Variable Annuity Account I, for the period ended December 31, 1999. (Part B)
  4. Statement of Changes in Net Assets, John Hancock Variable Annuity I, for the period ended December 31, 1999. (Part B)
  5.    Notes to Financial Statements, John Hancock Variable Annuity Account I.
        (Part B)
  6.    Statement of Financial Position, John Hancock Variable Life Insurance
        Company, at December 31, 1999 and December 31, 1998. (Part B)
  7.    Summary of Operations and Unassigned Deficit, John Hancock Variable
        Life Insurance Company, for each of the two years in the period ended
        December 31, 1999. (Part B)
  8. Statement of Cash Flows, John Hancock Variable Life Insurance Company, for each of the two years in the period ended December 31, 1999. (Part
        B)
  9.    Notes to Financial Statements, John Hancock Variable Life Insurance
        Company. (Part B)

(B) EXHIBITS:

  1.    JHVLICO Board Resolution establishing John Hancock Variable Annuity
        Account I, dated June 15, 1994, previously filed electronically on November 27, 1996.
  2.    Not Applicable.
  3.(a) Form of Distribution and Servicing Agreement by and among John Hancock
        Distributors, Inc., John Hancock Mutual Life Insurance Company, and John
        Hancock Variable Life Insurance Company, incorporated by reference from
        Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John
        Hancock Variable Life Account S (File No. 333-15075) filed April 18,
        1997.
    (b) Specimen Variable Contracts Selling Agreement Between John Hancock
        Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration
        Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.
  4. Form of periodic payment deferred annuity contract, previously filed electronically on November 27, 1996.
  5. Form of annuity contract application, previously filed electronically on April 30, 1997.
  6.(a) Certificate of Incorporation of John Hancock Variable Life
        Insurance Company, previously filed electronically on November 27, 1996.
  6.(b) By-Laws of John Hancock Variable Life Insurance Company, previously filed electronically on November 27, 1996.

  7.    Not Applicable.
  8.    Not Applicable.
  9. Opinion and Consent of Counsel as to legality of interests being offered previously filed electronically on November 27, 1996.
 10.(a) Representation of Counsel pursuant to Rule 485(b).
 10.(b) Consent of Independent Auditors.
 11.    Not Applicable.
 12.    Not Applicable.
 13. Diagram of Subsidiaries of John Hancock Mutual Life Insurance Company, incorporated by reference from Post-Effective Amendment No. 5 to Form
        N-4 Registration Statement of John Hancock Variable Annuity Account H
        (File No. 333-08345) filed April 28, 1999.
 14. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company
        (File No. 33-62895) filed March 28, 1997. Copies of Powers of attorney for all other directors, incorporated by reference from Post-Effective
        Amendment No. 1 to Form N-4 Registration Statement of John Hancock
        Variable Annuity Account I (File No. 33-82648), filed April 25, 1995.
        Powers of Attorney for Bruce M. Jones and Paul Strong. Incorporated by reference from Post-Effective Amendment No. 2 to file No. 333-81127, filed contemporaneously herewith


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

   NAME                                 POSITION WITH DEPOSITOR
   ----                                 -----------------------
   David F. D'Alessandro............... Chairman of the Board and President
   Michele G. VanLeer.................. Vice Chairman of the Board and President
   Thomas J. Lee....................... Director
   Robert R. Reitano................... Director
   Ronald J. Bocage.................... Director, Vice President, and Counsel
   John M. DeCiccio.................... Director
   Barbara L. Luddy.................... Director and Actuary
   Robert S. Paster.................... Director
   Bruce M. Jones...................... Director and Vice President
   Paul Strong......................... Director and Vice President

EXECUTIVE OFFICERS OTHER THAN DIRECTORS
   Daniel L. Ouellette................. Vice President, Marketing
   Patrick F. Smith.................... Controller

  All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund, registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

  A diagram of the subsidiaries of John Hancock is incorporated by reference from Exhibit 13 to Post-Effective Amendment No. 5 to Form N-4 Registration Statement of John Hancock Variable Annuity Account H (File No. 333-08345) filed April 28, 1999.

ITEM 27. NUMBER OF CONTRACT OWNERS

  As of March 30, 2000, the number of Contract Owners of all forms of the Contracts offered by the Account was 171,385.

ITEM 28. INDEMNIFICATION

  Article X of the By-Laws of JHVLICO provides indemnification to each present and former trustee, officer, and employee of JHVLICO against litigation expenses and liabilities incurred while acting as such, subject to limitations of law, including under the Act. No indemnification shall be paid if a director or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of JHVLICO. JHVLICO may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such amounts if he or she should be determined not be entitled to indemnification.

  Reference is made to Article VI of the ByLaws of the Fund, filed as Exhibit 2 to Post Effective Amendment No. 2 to the Fund's Registration Statement (File No. 33-2081) dated April 12, 1988, which provides that the Fund shall indemnify or advance any expenses to the trustees, shareholders, officers, or employees of the Fund to the extent set forth in the Declaration of Trust.

  Sections 6.3 through 6.17 of the Declaration of Trust, included as Exhibit 1 to the Fund's Post Effective Amendment No. 2, relate to the indemnification of trustees, shareholders, officers, and employees. It is provided that the Registrant shall indemnify any trustee made a party to any proceeding by reason of service in that capacity if the trustee (a) acted in good faith and
(b) reasonably believed, (1) in the case of conduct in the trustee's official capacity with the Fund, that the conduct was in the best interest of the Fund and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Fund, and (c) in the case of any criminal proceeding, the Fund shall indemnify the trustee if the trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Fund unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees of the Fund who are neither "interested" persons of the Fund (as defined in the Act) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Fund is insured against loss by reason of lawful advances, or (3) a majority of a quorum of the Trustees of the Fund who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the trustees or officer will be found entitled to indemnification.

  Similar types of provisions dealing with the indemnification of the Fund's officers and trustees are hereby incorporated by reference from documents previously filed with the Commission, specifically, Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.f. to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.a. to the Fund's Registration Statement (File No. 33-2081) dated December 11, 1985), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust and John Hancock Mutual Life Insurance Company (Exhibit 5.g. to Post-Effective Amendment No. 9 to the Fund's Registration Statement (File No. 33-2081) dated March 2, 1994),
Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.k. to Post-Effective Amendment No. 13 to the Fund's Registration Statement (File No. 33-2081) dated April 30, 1996), Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.v. to Post-Effective Amendment No. 19 to the Fund's Registration Statement (File No. 3-2081) dated April 24, 1998, Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1986,
Section 15 of the Transfer Agency Agreement by and between John Hancock
Variable Series Trust I and John Hancock Mutual Life Insurance Company
(Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement of the Fund (File No. 33-2081) dated March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust I, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b. to Post-Effective Amendment No. 14 to Form N-1A Registration Statement of the Fund (File No. 33-2081) filed February 28, 1997).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) John Hancock Distributors, Inc., is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts U and V, and John Hancock Variable Life Accounts U, V, and S, and John Hancock Mutual Variable Life Insurance Account UV.

    (b) In response to this item, the response to Item 25 is hereby incorporated by reference.

    (c) The information under "Distribution Agreements and Other Services-- Distribution Agreement" in the statement of additional information forming a part of this registration statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant and the Fund (as indicated below) through written agreements between the parties to the effect that such services will be provided to the Registrant and/or the Fund for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

    John Hancock Distributors, Inc. ("Distributors"), John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser and transfer agent, keep all other records required by Section 31(a) of the Act.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS

    (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Registrant represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

    (e) John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 EXHIBITS
 --------
10.(a)    Representation of Legal Counsel pursuant to Rule 485(b)

10.(b)    Consent of Independent Auditors



                                      C-7